UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Balanced

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Global Balanced Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.29%
Actual		$ 1,000.00	$ 1,036.10	$ 6.51
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.56%
Actual		$ 1,000.00	$ 1,034.50	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Class B	2.07%
Actual		$ 1,000.00	$ 1,031.90	$ 10.43
HypotheticalA		$ 1,000.00	$ 1,014.53	$ 10.34
Class C	2.09%
Actual		$ 1,000.00	$ 1,032.00	$ 10.53
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
Global Balanced	1.00%
Actual		$ 1,000.00	$ 1,037.50	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Institutional Class	1.03%
Actual		$ 1,000.00	$ 1,037.40	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .02%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed Income Central Funds.
Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United States of America* 41.4%
Japan 15.1%
United Kingdom 8.5%
Germany 8.2%
Canada 3.9%
Italy 3.1%
France 3.1%
Switzerland 3.1%
Netherlands 2.4%
Other 11.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United States of America* 41.1%
Japan 17.0%
Germany 9.1%
United Kingdom 8.6%
France 4.2%
Switzerland 2.7%
Italy 2.4%
Ireland 2.3%
Canada 1.6%
Other 11.0%
* Includes Short-Term Investments and Net Other Assets (Liabilities)

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	55.6	61.6
Bonds	36.3	33.4
Convertible Securities	0.0	0.1
Other Investments	0.3	0.1
Short-Term Investments and Net Other Assets (Liabilities)	7.8	4.8
Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Cabot Oil & Gas Corp. (United States of America)	1.7	1.4
Cummins, Inc. (United States of America)	1.5	1.1
McGraw Hill Financial, Inc. (United States of America)	1.5	1.3
Adobe Systems, Inc. (United States of America)	1.3	0.6
Google, Inc. Class A (United States of America)	1.1	1.0
	7.1
Top Five Bond Issuers as of April 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	7.9	7.2
German Federal Republic	4.4	5.2
U.S. Treasury Obligations	3.3	3.4
Buoni Poliennali del Tesoro	2.0	1.3
Spanish Kingdom	1.6	0.3
	19.2
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.7	16.2
Industrials	9.1	8.7
Consumer Discretionary	8.2	8.8
Energy	7.3	7.4
Health Care	7.0	8.7
Information Technology	6.5	8.3
Consumer Staples	5.0	5.2
Materials	3.3	4.6
Utilities	1.6	0.7
Telecommunication Services	1.4	1.8

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.4%
	Shares	Value
Australia - 1.5%
Ainsworth Game Technology Ltd.	48,950	$ 188,719
AMP Ltd.	126,724	594,519
Asciano Ltd.	51,620	259,436
Australia & New Zealand Banking Group Ltd.	22,704	727,042
BHP Billiton Ltd.	31,591	1,112,528
Commonwealth Bank of Australia	22,916	1,679,699
Computershare Ltd.	53,140	609,683
CSL Ltd.	11,549	734,187
David Jones Ltd.	77,053	281,318
John Fairfax Holdings Ltd.	331,723	302,007
Leighton Holdings Ltd.	15,397	272,917
Lend Lease Group unit	33,821	406,885
Macquarie CountryWide Trust	70,464	252,680
Macquarie Group Ltd.	9,545	511,644
Pact Group Holdings Ltd.	67,092	210,670
QBE Insurance Group Ltd.	29,837	320,981
Sims Metal Management Ltd. (a)	38,669	351,691
Suncorp-Metway Ltd.	54,373	657,673
Super Cheap Auto Group Ltd.	18,070	170,556
Sydney Airport unit	128,353	503,193
Wotif.com Holdings Ltd.	80,600	199,923
TOTAL AUSTRALIA		10,347,951
Austria - 0.2%
Andritz AG	11,200	695,107
Erste Group Bank AG	20,237	679,154
TOTAL AUSTRIA		1,374,261
Bailiwick of Jersey - 0.1%
Informa PLC	43,823	356,857
Belgium - 0.5%
Anheuser-Busch InBev SA NV (e)	19,500	2,125,420
KBC Groupe SA	14,318	872,232
UCB SA	8,700	713,213
TOTAL BELGIUM		3,710,865
Bermuda - 0.2%
Biosensors International Group Ltd.	352,000	266,730
Hankore Environment Tech Group L (a)	1,913,000	172,425
Luk Fook Holdings International Ltd.	29,000	82,291
Nam Cheong Ltd.	995,000	281,746
Nine Dragons Paper (Holdings) Ltd.	303,000	198,927
Common Stocks - continued
	Shares	Value
Bermuda - continued
Pacific Basin Shipping Ltd.	189,000	$ 109,944
Shangri-La Asia Ltd.	46,000	75,827
TOTAL BERMUDA		1,187,890
British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	9,731	264,391
Canada - 3.2%
Agnico Eagle Mines Ltd. (Canada)	3,300	97,460
Agrium, Inc.	1,200	115,254
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,200	541,114
ARC Resources Ltd.	4,000	118,681
Bank of Montreal (e)	9,500	654,829
Bank of Nova Scotia	11,900	723,087
Barrick Gold Corp.	12,300	214,679
BCE, Inc.	10,800	480,854
Brookfield Asset Management, Inc. Class A	11,300	474,352
Calfrac Well Services Ltd.	500	17,312
Cameco Corp.	5,400	114,942
Canadian Imperial Bank of Commerce	3,800	338,795
Canadian National Railway Co.	12,300	720,460
Canadian Natural Resources Ltd.	16,000	651,941
Canadian Oil Sands Ltd.	1,500	32,517
Canadian Pacific Railway Ltd.	2,400	374,742
Canadian Tire Ltd. Class A (non-vtg.)	2,600	255,362
Catamaran Corp. (a)	2,300	87,379
CCL Industries, Inc. Class B	1,800	163,668
Cenovus Energy, Inc.	10,300	306,825
CGI Group, Inc. Class A (sub. vtg.) (a)	3,600	129,804
CI Financial Corp.	1,800	58,464
Cineplex, Inc.	3,100	116,839
Constellation Software, Inc.	600	132,886
Corus Entertainment, Inc. Class B (non-vtg.)	200	4,493
Crescent Point Energy Corp.	5,300	215,617
Dollarama, Inc.	5,260	437,482
Eldorado Gold Corp.	2,200	13,408
Enbridge, Inc.	10,400	501,853
Encana Corp.	9,400	217,751
First Quantum Minerals Ltd.	18,174	361,971
Franco-Nevada Corp.	4,300	207,262
Gildan Activewear, Inc.	3,900	199,368
Goldcorp, Inc.	12,700	313,662
Husky Energy, Inc.	4,900	160,137
Common Stocks - continued
	Shares	Value
Canada - continued
Imperial Oil Ltd.	9,800	$ 478,533
Industrial Alliance Insurance and Financial Services, Inc.	1,800	74,312
Intact Financial Corp.	950	62,380
Inter Pipeline Ltd.	7,900	214,789
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	42,324
Keyera Corp.	2,723	181,111
MacDonald Dettwiler & Associates Ltd.	1,000	77,551
Magna International, Inc. Class A (sub. vtg.)	6,300	617,211
Manulife Financial Corp.	29,900	561,418
Methanex Corp.	2,900	179,628
Metro, Inc. Class A (sub. vtg.)	1,300	80,131
National Bank of Canada	1,200	49,804
Onex Corp. (sub. vtg.)	3,900	222,745
Open Text Corp.	2,200	108,490
Pembina Pipeline Corp.	7,900	310,436
Peyto Exploration & Development Corp.	5,400	199,091
Potash Corp. of Saskatchewan, Inc. (e)	14,700	531,375
Precision Drilling Corp.	7,500	97,509
Quebecor, Inc. Class B (sub. vtg.)	4,700	110,848
RioCan (REIT)	1,000	24,844
Rogers Communications, Inc. Class B (non-vtg.) (e)	4,750	188,648
Royal Bank of Canada	24,700	1,648,470
Saputo, Inc.	3,100	165,769
Silver Wheaton Corp.	6,700	148,604
Stantec, Inc.	2,800	165,949
Sun Life Financial, Inc.	12,100	409,571
Suncor Energy, Inc.	38,672	1,491,768
Tahoe Resources, Inc. (a)	4,900	109,038
TELUS Corp.	9,500	334,738
The Toronto-Dominion Bank	32,100	1,544,303
Tim Hortons, Inc. (Canada)	800	43,881
Tourmaline Oil Corp. (a)	6,800	352,082
TransCanada Corp.	8,600	400,792
Valeant Pharmaceuticals International (Canada) (a)	6,700	895,962
Veresen, Inc.	7,400	109,442
Vermilion Energy, Inc.	5,000	332,695
West Fraser Timber Co. Ltd.	2,000	89,412
Yamana Gold, Inc.	2,600	19,475
TOTAL CANADA		22,230,379
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.1%
Anta Sports Products Ltd.	112,000	$ 163,819
Geely Automobile Holdings Ltd.	560,000	194,300
Mindray Medical International Ltd. sponsored ADR	4,200	138,852
New Oriental Education & Technology Group, Inc. sponsored ADR	9,000	217,800
SINA Corp. (a)	1,200	57,360
Tencent Holdings Ltd.	3,400	211,904
TOTAL CAYMAN ISLANDS		984,035
China - 0.0%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	30,500	225,614
Denmark - 0.5%
Coloplast A/S Series B	8,300	696,398
Novo Nordisk A/S Series B	44,500	2,019,678
Vestas Wind Systems A/S (a)	11,700	519,323
TOTAL DENMARK		3,235,399
Finland - 0.4%
Amer Group PLC (A Shares)	23,400	483,064
Kesko Oyj	11,400	465,617
Raisio Group PLC (V Shares)	60,500	395,332
Rakentajain Konevuokraamo Oyj (B Shares)	24,404	543,403
Sampo Oyj (A Shares) (e)	17,529	870,372
TOTAL FINLAND		2,757,788
France - 2.4%
Atos Origin SA	7,487	646,389
AXA SA	52,500	1,367,494
BNP Paribas SA	26,172	1,964,719
Bureau Veritas SA	28,200	860,712
Christian Dior SA (e)	8,605	1,768,636
GDF Suez (e)	52,050	1,312,445
Ipsos SA	14,800	573,686
Kering SA	4,300	950,917
Legrand SA	15,250	983,805
Numericable Group SA (a)	7,900	377,026
Publicis Groupe SA	10,047	855,837
Rexel SA	30,378	767,038
Technip SA (e)	8,900	1,001,375
Total SA (a)	50,700	3,627,292
TOTAL FRANCE		17,057,371
Common Stocks - continued
	Shares	Value
Germany - 2.4%
adidas AG	7,300	$ 779,121
BASF AG	18,978	2,196,639
Bayer AG	16,800	2,330,748
Beiersdorf AG	6,100	611,524
CompuGroup Medical AG	20,100	535,685
Continental AG	4,500	1,054,143
CTS Eventim AG	9,816	625,077
Daimler AG (Germany)	21,725	2,011,254
Deutsche Boerse AG	10,700	783,649
Deutsche Post AG	29,862	1,124,177
Deutsche Wohnen AG (a)	31,690	663,873
GEA Group AG	14,889	666,061
HeidelbergCement Finance AG	10,066	873,096
KION Group AG	13,701	647,605
Linde AG	6,300	1,306,239
MLP AG	74,700	507,812
TOTAL GERMANY		16,716,703
Hong Kong - 0.4%
AIA Group Ltd.	157,600	764,323
Champion (REIT)	120,000	56,495
Cheung Kong Holdings Ltd.	17,000	289,438
Lenovo Group Ltd.	144,000	163,819
Power Assets Holdings Ltd.	32,000	276,540
Techtronic Industries Co. Ltd.	200,500	638,770
Wharf Holdings Ltd.	39,000	272,896
TOTAL HONG KONG		2,462,281
Ireland - 1.2%
Actavis PLC (a)	17,400	3,555,342
Alkermes PLC (a)	26,000	1,202,760
CRH PLC	34,600	1,007,331
DCC PLC (United Kingdom)	14,300	732,291
Greencore Group PLC	106,221	468,266
James Hardie Industries PLC CDI	35,389	451,064
Kingspan Group PLC (United Kingdom)	31,400	590,276
Ryanair Holdings PLC sponsored ADR (a)	9,800	524,104
Trinity Biotech PLC sponsored ADR	3,000	73,530
TOTAL IRELAND		8,604,964
Isle of Man - 0.0%
Genting Singapore PLC	77,000	81,379
Common Stocks - continued
	Shares	Value
Israel - 0.2%
Sarine Technologies Ltd.	281,500	$ 621,963
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,200	547,232
TOTAL ISRAEL		1,169,195
Italy - 0.5%
Astaldi SpA (e)	60,700	656,855
Azimut Holding SpA	15,500	482,763
Banca Popolare dell'Emilia Romagna (a)(e)	26,600	305,746
MARR SpA	36,431	705,069
Prada SpA	51,700	412,776
Prysmian SpA	24,100	626,574
World Duty Free SpA (a)	37,812	506,487
TOTAL ITALY		3,696,270
Japan - 4.3%
AEON Financial Service Co. Ltd.	26,600	668,935
AEON Mall Co. Ltd.	18,980	451,874
Asahi Kasei Corp.	65,000	441,874
Bridgestone Corp.	17,400	622,918
Dai-ichi Mutual Life Insurance Co.	41,200	569,832
Daikin Industries Ltd.	13,400	773,447
Don Quijote Holdings Co. Ltd.	6,000	315,743
Furukawa Electric Co. Ltd.	434,000	976,378
Hino Motors Ltd.	22,100	290,963
Hitachi Metals Ltd.	64,000	867,648
Hoya Corp.	45,300	1,335,494
INPEX Corp.	24,700	359,501
Itochu Corp.	46,500	520,331
Japan Tobacco, Inc.	30,800	1,011,051
JFE Holdings, Inc.	21,900	404,861
JSR Corp.	30,200	494,791
JX Holdings, Inc.	125,000	648,017
Kajima Corp.	60,000	228,298
Kansai Electric Power Co., Inc. (a)	21,900	183,366
KDDI Corp.	21,300	1,133,805
Makita Corp.	6,400	339,297
Mitsubishi Electric Corp.	121,000	1,376,466
Mitsubishi Heavy Industries Ltd.	151,000	794,620
Mitsui & Co. Ltd.	22,300	316,063
Mitsui Fudosan Co. Ltd.	15,000	443,244
MS&AD Insurance Group Holdings, Inc.	26,300	589,104
Nihon Parkerizing Co. Ltd.	15,700	342,303
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Ceramic Co. Ltd.	22,400	$ 350,127
Nippon Shinyaku Co. Ltd.	29,000	510,305
Nissan Motor Co. Ltd.	131,800	1,137,249
Nitori Holdings Co. Ltd.	7,300	334,528
ORIX Corp.	115,900	1,674,420
Rakuten, Inc.	47,500	614,222
Shinsei Bank Ltd.	221,000	430,176
SoftBank Corp.	15,000	1,113,611
Stanley Electric Co. Ltd.	43,900	970,450
Sumitomo Mitsui Financial Group, Inc.	29,100	1,150,332
Sumitomo Mitsui Trust Holdings, Inc.	193,000	795,295
THK Co. Ltd.	27,400	579,706
Tohoku Electric Power Co., Inc.	15,800	150,219
Tokyo Tatemono Co. Ltd.	55,000	437,913
Toray Industries, Inc.	75,000	489,314
Toyota Motor Corp.	19,700	1,064,355
Welcia Holdings Co. Ltd.	8,400	506,950
Yamaha Motor Co. Ltd.	74,200	1,144,553
TOTAL JAPAN		29,953,949
Luxembourg - 0.1%
Samsonite International SA	119,100	377,903
Netherlands - 0.8%
AerCap Holdings NV (a)	57,000	2,378,610
ING Groep NV (Certificaten Van Aandelen) (a)	90,700	1,296,544
Koninklijke Philips Electronics NV	33,300	1,066,039
Royal DSM NV	10,800	774,341
TOTAL NETHERLANDS		5,515,534
New Zealand - 0.1%
Fletcher Building Ltd.	26,023	219,271
Telecom Corp. of New Zealand Ltd.	133,592	319,094
TOTAL NEW ZEALAND		538,365
Norway - 0.3%
DNB ASA (e)	47,000	830,998
Telenor ASA	42,400	995,037
TOTAL NORWAY		1,826,035
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	38,197	315,462
Common Stocks - continued
	Shares	Value
Singapore - 0.0%
Great Eastern Holdings Ltd.	8,000	$ 121,241
South Africa - 0.1%
Naspers Ltd. Class N	5,000	471,460
Spain - 0.3%
Criteria CaixaCorp SA	152,782	930,514
Hispania Activos Inmobiliarios SA (a)	29,000	407,964
Repsol YPF SA	35,723	961,470
TOTAL SPAIN		2,299,948
Sweden - 0.6%
AF AB (B Shares)	14,512	524,487
Investment AB Kinnevik (B Shares)	17,300	607,956
Nordea Bank AB	95,000	1,372,651
Svenska Handelsbanken AB (A Shares)	21,300	1,068,898
Swedish Match Co. AB	21,200	726,751
TOTAL SWEDEN		4,300,743
Switzerland - 2.9%
Aryzta AG	10,560	974,889
Baloise Holdings AG	5,410	657,732
Nestle SA	61,045	4,717,819
Partners Group Holding AG	2,459	672,795
Roche Holding AG (participation certificate)	13,858	4,065,193
Schindler Holding AG (participation certificate)	4,228	654,305
Syngenta AG (Switzerland)	2,800	1,108,777
TE Connectivity Ltd.	89,000	5,249,220
UBS AG	77,535	1,621,558
Vontobel Holdings AG	15,592	610,322
TOTAL SWITZERLAND		20,332,610
United Kingdom - 5.6%
Aberdeen Asset Management PLC	107,543	793,122
Associated British Foods PLC	14,714	738,089
AstraZeneca PLC sponsored ADR	5,900	466,395
Babcock International Group PLC	33,100	667,279
Babcock International Group PLC rights 5/6/14 (a)	12,230	82,597
Barclays PLC	467,231	1,995,099
BG Group PLC	88,400	1,788,070
BHP Billiton PLC	68,107	2,211,052
Brit PLC (a)	118,900	427,097
British American Tobacco PLC (United Kingdom)	48,800	2,817,956
BT Group PLC	210,600	1,314,702
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Bunzl PLC	26,800	$ 760,638
Compass Group PLC	66,900	1,064,026
Dechra Pharmaceuticals PLC	44,400	517,258
Diageo PLC	51,630	1,581,934
Elementis PLC	120,400	563,705
Galliford Try PLC	22,690	455,120
GlaxoSmithKline PLC	95,259	2,632,060
HSBC Holdings PLC (United Kingdom)	78,559	802,686
ICAP PLC	94,299	659,307
IMI PLC	21,835	552,993
ITV PLC	267,600	822,305
Jazztel PLC (a)	47,800	733,448
Kingfisher PLC	129,800	916,284
London Stock Exchange Group PLC	21,600	660,826
Meggitt PLC	77,879	626,817
Mondi PLC	31,300	519,221
Next PLC	8,200	902,686
Prudential PLC	80,710	1,855,453
Rolls-Royce Group PLC	66,027	1,170,540
Royal & Sun Alliance Insurance Group PLC	465,425	771,286
Royal Dutch Shell PLC Class B (United Kingdom)	48,022	2,039,063
Schroders PLC	14,300	617,124
SIG PLC	149,610	483,732
Smith & Nephew PLC	52,868	824,379
Spectris PLC	14,400	540,963
St. James's Place Capital PLC	37,600	488,826
Taylor Wimpey PLC	207,800	368,743
Unite Group PLC	103,197	736,155
Vodafone Group PLC	217,863	827,141
TOTAL UNITED KINGDOM		38,796,177
United States of America - 26.5%
Adobe Systems, Inc. (a)	141,500	8,729,135
Alexion Pharmaceuticals, Inc. (a)	3,100	490,420
American Airlines Group, Inc.	192,000	6,733,440
American Electric Power Co., Inc.	3,000	161,430
American Express Co.	16,000	1,398,880
Ameriprise Financial, Inc.	62,700	6,999,201
Anadarko Petroleum Corp.	13,000	1,287,260
ANSYS, Inc. (a)	11,000	839,410
AutoZone, Inc. (a)	5,700	3,043,173
Baker Hughes, Inc.	7,000	489,300
Common Stocks - continued
	Shares	Value
United States of America - continued
Biogen Idec, Inc. (a)	7,500	$ 2,153,400
Boston Scientific Corp. (a)	109,000	1,374,490
Cabot Oil & Gas Corp.	294,000	11,548,320
Caterpillar, Inc.	9,000	948,600
CBS Corp. Class B	6,000	346,560
Charles Schwab Corp.	41,000	1,088,550
Church & Dwight Co., Inc.	7,000	483,070
Colgate-Palmolive Co.	7,775	523,258
Comcast Corp. Class A	105,000	5,434,800
Computer Sciences Corp.	12,000	710,160
CONSOL Energy, Inc.	5,000	222,550
Continental Resources, Inc. (a)	1,000	138,520
Cummins, Inc.	70,300	10,604,755
CVS Caremark Corp.	34,000	2,472,480
Devon Energy Corp.	5,000	350,000
Dynegy, Inc. (a)	9,600	273,120
Endocyte, Inc. (a)	7,700	139,447
Estee Lauder Companies, Inc. Class A	33,000	2,394,810
Facebook, Inc. Class A (a)	30,000	1,793,400
Fidelity National Information Services, Inc.	62,000	3,312,660
Freeport-McMoRan Copper & Gold, Inc.	66,000	2,268,420
Google, Inc. Class A (a)	13,800	7,381,344
Halliburton Co.	64,000	4,036,480
Illumina, Inc. (a)	35,900	4,877,015
inContact, Inc. (a)	54,000	445,500
Intercept Pharmaceuticals, Inc. (a)	8,900	2,350,668
InterMune, Inc. (a)	11,000	352,880
Isis Pharmaceuticals, Inc. (a)	3,700	98,457
Johnson & Johnson	41,000	4,152,890
Kate Spade & Co. (a)	4,200	146,034
Las Vegas Sands Corp.	19,000	1,503,470
Lumber Liquidators Holdings, Inc. (a)	3,000	261,480
Marriott International, Inc. Class A	51,000	2,954,430
MasterCard, Inc. Class A	28,000	2,059,400
McGraw Hill Financial, Inc.	142,000	10,498,060
Moody's Corp.	26,000	2,041,000
Morgan Stanley	31,000	958,830
MPLX LP	700	37,891
Neurocrine Biosciences, Inc. (a)	13,000	182,260
NextEra Energy, Inc.	7,000	698,950
Noble Energy, Inc.	48,000	3,445,440
Norfolk Southern Corp.	49,900	4,717,047
Common Stocks - continued
	Shares	Value
United States of America - continued
Oceaneering International, Inc.	16,000	$ 1,172,480
Oracle Corp.	99,400	4,063,472
Philip Morris International, Inc.	6,000	512,580
Phillips 66 Partners LP	4,455	238,877
Pioneer Natural Resources Co.	6,300	1,217,601
Prestige Brands Holdings, Inc. (a)	27,700	928,504
priceline.com, Inc. (a)	600	694,650
QUALCOMM, Inc.	18,000	1,416,780
Range Resources Corp.	66,000	5,969,700
Rex Energy Corp. (a)	11,000	231,660
salesforce.com, Inc. (a)	34,300	1,771,595
Sempra Energy	44,000	4,338,840
Spectra Energy Corp.	3,000	119,130
Spirit Airlines, Inc. (a)	19,400	1,102,696
The Coca-Cola Co.	53,000	2,161,870
The Cooper Companies, Inc.	5,600	738,696
The Walt Disney Co.	24,000	1,904,160
Thermo Fisher Scientific, Inc.	53,000	6,042,000
TJX Companies, Inc.	103,700	6,033,266
Union Pacific Corp.	23,900	4,551,277
Web.com Group, Inc. (a)	18,500	568,135
Wells Fargo & Co.	66,000	3,276,240
Workday, Inc. Class A (a)	2,800	204,596
Zebra Technologies Corp. Class A (a)	44,000	3,055,360
TOTAL UNITED STATES OF AMERICA		184,266,710
TOTAL COMMON STOCKS (Cost $336,504,951)		385,579,730
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG	6,500	1,750,350
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	20,581,153	34,749
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,106,246)		1,785,099
Nonconvertible Bonds - 8.8%
		Principal Amount (d)	Value
Australia - 0.0%
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		$ 250,000	$ 328,374
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.) (g)	GBP	500,000	845,328
4.7201% 7/31/18 (Reg. S)	GBP	600,000	1,064,073
TOTAL BAILIWICK OF JERSEY			1,909,401
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	412,698
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	259,280
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	183,240	288,174
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	295,644
6.875% 3/14/26	GBP	150,000	314,820
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	212,362
TOTAL CAYMAN ISLANDS			1,111,000
France - 0.6%
Arkema SA 3.85% 4/30/20	EUR	300,000	462,807
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	351,736
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	721,020
EDF SA:
2.15% 1/22/19 (f)		500,000	502,142
4.625% 9/11/24	EUR	150,000	249,773
Eutelsat SA 2.625% 1/13/20 (Reg. S)	EUR	200,000	287,831
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,126,879
Iliad SA 4.875% 6/1/16	EUR	500,000	739,395
TOTAL FRANCE			4,441,583
Germany - 0.2%
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	759,540
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	286,359
3.125% 7/10/23	EUR	250,000	370,124
TOTAL GERMANY			1,416,023
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	422,964
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Ireland - 0.1%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	$ 222,076
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	818,306
TOTAL IRELAND			1,040,382
Italy - 0.3%
Assicurazioni Generali SpA 2.875% 1/14/20 (Reg. S)	EUR	300,000	435,359
Banca Monte dei Paschi di Siena SpA 2.875% 4/16/21 (Reg S.)	EUR	300,000	419,173
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	852,221
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	434,991
Unione di Banche Italiane ScpA 4.5% 2/22/16	EUR	200,000	295,641
TOTAL ITALY			2,437,385
Japan - 0.1%
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S) (h)		400,000	461,000
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	223,147
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	196,938
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		450,000	472,175
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	200,642
TOTAL KOREA (SOUTH)			1,092,902
Netherlands - 0.7%
Achmea BV 2.5% 11/19/20	EUR	500,000	711,271
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	568,156
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		350,000	360,456
5% 10/2/23 (f)		450,000	475,104
Heineken NV 1.4% 10/1/17 (f)		550,000	548,115
LYB International Finance BV:
4% 7/15/23		500,000	517,771
4.875% 3/15/44		500,000	512,321
Robert Bosch Investment NL BV 1.625% 5/24/21	EUR	200,000	277,232
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	412,351
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	211,318
TOTAL NETHERLANDS			4,594,095
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	396,800
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		$ 400,000	$ 420,433
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	275,497
TOTAL SINGAPORE			695,930
Spain - 0.3%
BBVA Subordinated Capital SAU 3.5% 4/11/24 (Reg S.) (h)	EUR	1,200,000	1,681,498
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	524,994
TOTAL SPAIN			2,206,492
Sweden - 0.1%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	285,980
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	441,000	625,847
TOTAL SWEDEN			911,827
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	295,500
United Kingdom - 1.6%
Abbey National Treasury Services PLC:
2% 1/14/19 (Reg. S)	EUR	550,000	782,349
3.625% 9/8/16	EUR	400,000	594,867
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	639,498
6.75% 1/16/23 (h)	GBP	300,000	558,525
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	197,225
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	502,250
Centrica PLC 5.375% 10/16/43 (f)		200,000	209,748
Channel Link Enterprises Finance PLC 3.643% 6/30/50 (h)	EUR	950,000	1,291,623
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	216,316
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	329,885
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	191,721
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	431,408
4.75% 2/4/20	EUR	450,000	723,328
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	708,480
Ford Credit Europe PLC:
1.625% 9/9/16 (Reg. S)	EUR	150,000	210,625
1.875% 5/12/16	EUR	300,000	423,300
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	680,999
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	212,966
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Lloyds Bank PLC 2.3% 11/27/18		$ 350,000	$ 352,409
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	514,592
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	454,433
Tesco PLC 5.875% 9/12/16	EUR	100,000	154,839
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	289,210
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	293,322
TOTAL UNITED KINGDOM			10,963,918
United States of America - 3.7%
AbbVie, Inc. 1.75% 11/6/17		400,000	402,396
Altria Group, Inc.:
2.85% 8/9/22		500,000	475,696
9.25% 8/6/19		134,000	177,681
AMB Property LP 3% 1/18/22	EUR	550,000	794,037
American Express Co. 1.55% 5/22/18		550,000	545,422
American International Group, Inc. 5% 4/26/23	GBP	200,000	370,626
AutoZone, Inc. 3.125% 7/15/23		400,000	382,103
Chevron Corp.:
2.427% 6/24/20		200,000	200,932
3.191% 6/24/23		300,000	299,705
Citigroup, Inc. 4.5% 1/14/22		150,000	160,312
Comcast Corp.:
3.6% 3/1/24		350,000	354,979
4.75% 3/1/44		350,000	364,281
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.8% 3/15/22		600,000	600,255
Discovery Communications LLC 3.25% 4/1/23		500,000	486,267
Dover Corp. 2.125% 12/1/20	EUR	350,000	494,167
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	273,249
Frontier Oil Corp. 6.875% 11/15/18		250,000	265,000
General Electric Capital Corp. 4.65% 10/17/21		250,000	276,594
General Electric Co.:
4.5% 3/11/44		650,000	668,418
5.25% 12/6/17		550,000	622,080
Gilead Sciences, Inc.:
3.7% 4/1/24		550,000	558,131
4.8% 4/1/44		550,000	578,493
Goldman Sachs Group, Inc. 2.625% 8/19/20	EUR	450,000	647,307
Kroger Co.:
2.3% 1/15/19		350,000	350,240
3.3% 1/15/21		600,000	606,825
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	339,345
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Mondelez International, Inc.:
1.125% 1/26/17	EUR	850,000	$ 1,183,288
2.375% 1/26/21	EUR	550,000	783,133
Morgan Stanley 2.375% 3/31/21 (Reg. S)	EUR	2,200,000	3,093,954
NBCUniversal, Inc. 4.375% 4/1/21		500,000	545,738
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	143,741
2.875% 5/30/24	EUR	150,000	216,432
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	128,959
PPL Energy Supply LLC 6.5% 5/1/18		160,000	179,664
Procter & Gamble Co. 2% 11/5/21	EUR	200,000	283,069
Prologis LP 3.375% 2/20/24	EUR	450,000	656,715
Qwest Corp. 6.75% 12/1/21		650,000	737,006
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,400
Roche Holdings, Inc. 6% 3/1/19 (f)		106,000	124,840
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	450,829
2.45% 1/15/17 (f)		400,000	412,745
3.75% 1/15/22 (f)		200,000	206,433
Simon Property Group LP 2.375% 10/2/20	EUR	500,000	718,682
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	303,051
The Coca-Cola Co. 3.3% 9/1/21		350,000	361,195
U.S. Bancorp 3% 3/15/22		500,000	498,144
Verizon Communications, Inc.:
5.15% 9/15/23		350,000	385,660
6.55% 9/15/43		650,000	800,725
Viacom, Inc. 4.25% 9/1/23		250,000	260,451
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	596,130
Walt Disney Co.:
0.45% 12/1/15		350,000	350,470
2.35% 12/1/22		150,000	141,177
Wells Fargo & Co. 3.676% 6/15/16		450,000	476,802
William Wrigley Jr. Co.:
2% 10/20/17 (f)		150,000	151,638
2.9% 10/21/19 (f)		150,000	152,367
TOTAL UNITED STATES OF AMERICA			25,837,979
TOTAL NONCONVERTIBLE BONDS (Cost $57,632,344)			61,235,533
Government Obligations - 26.1%
		Principal Amount (d)	Value
Canada - 0.7%
Canadian Government 1.5% 6/1/23	CAD	6,000,000	$ 5,120,569
Germany - 5.4%
German Federal Republic:
Inflation-Indexed Bond:
0.75% 4/15/18	EUR	6,875,000	10,624,119
1.5% 4/15/16	EUR	3,600,000	6,003,960
0% 6/13/14	EUR	5,050,000	7,004,716
0.25% 4/13/18	EUR	1,100,000	1,517,844
0.5% 10/13/17	EUR	750,000	1,048,348
1.5% 9/4/22	EUR	1,150,000	1,629,164
1.75% 10/9/15	EUR	200,000	283,802
2.5% 7/4/44	EUR	2,200,000	3,158,752
4.25% 7/4/17	EUR	250,000	390,695
4.75% 7/4/40	EUR	3,000,000	6,137,484
TOTAL GERMANY			37,798,884
Israel - 0.2%
Israeli State 2.875% 1/29/24 (Reg.S)	EUR	850,000	1,221,700
Italy - 2.3%
Buoni Poliennali del Tesoro:
4.5% 3/1/24	EUR	3,500,000	5,445,890
5.5% 11/1/22	EUR	5,250,000	8,737,246
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	1,350,000	1,937,932
TOTAL ITALY			16,121,068
Japan - 10.6%
Japan Government:
0.0403% 5/12/14	JPY	170,000,000	1,662,814
0.1% 2/15/16	JPY	1,680,000,000	16,436,722
0.9% 6/20/14	JPY	1,800,000,000	17,625,569
1.3% 3/20/20	JPY	100,000,000	1,037,634
1.3% 6/20/20	JPY	781,000,000	8,113,936
1.3% 3/20/21	JPY	802,750,000	8,359,483
1.7% 9/20/32	JPY	1,014,450,000	10,470,749
2% 9/20/40	JPY	981,000,000	10,281,390
TOTAL JAPAN			73,988,297
Government Obligations - continued
		Principal Amount (d)	Value
Netherlands - 0.8%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	2,550,000	$ 3,566,497
2.75% 1/15/15	EUR	1,250,000	1,765,316
TOTAL NETHERLANDS			5,331,813
Spain - 1.6%
Spanish Kingdom:
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	8,869,745
5.5% 4/30/21	EUR	1,400,000	2,340,557
TOTAL SPAIN			11,210,302
United Kingdom - 1.1%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	1,866,813
4% 3/7/22 (k)	GBP	1,700,000	3,201,338
5% 9/7/14	GBP	1,550,000	2,659,468
6% 12/7/28	GBP	50,000	113,581
TOTAL UNITED KINGDOM			7,841,200
United States of America - 3.4%
U.S. Treasury Bonds:
2.75% 8/15/42		650,000	566,515
2.75% 11/15/42		250,000	217,422
3% 5/15/42		100,000	91,969
3.125% 11/15/41		150,000	141,750
U.S. Treasury Notes:
0.125% 12/31/14		500,000	500,176
0.625% 9/30/17		1,100,000	1,082,898
0.875% 4/30/17		2,150,000	2,150,000
1% 3/31/17		350,000	351,531
1.375% 9/30/18		5,150,000	5,121,433
1.5% 2/28/19		1,200,000	1,192,126
1.75% 5/15/23		10,400,000	9,698,000
2.75% 11/15/23		2,250,000	2,273,731
TOTAL UNITED STATES OF AMERICA			23,387,551
TOTAL GOVERNMENT OBLIGATIONS (Cost $179,935,760)			182,021,384
Asset-Backed Securities - 0.1%
		Principal Amount (d)	Value
Bavarian Sky SA 0.488% 6/20/20 (h) (Cost $710,442)	EUR	549,007	$ 761,586
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Fosse Master Issuer PLC Series 2011-1 Class A3, 1.9278% 10/18/54 (h)	GBP	189,418	320,574
Granite Master Issuer PLC Series 2005-1 Class A5, 0.428% 12/20/54 (h)	EUR	126,251	173,824
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $462,140)			494,398
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.517% 8/18/17 (h)	EUR	140,845	194,967
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0528% 4/19/21 (h)	GBP	128,603	213,550
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $379,809)			408,517
Supranational Obligations - 0.1%

European Investment Bank 1.75% 3/15/17 (Cost $995,470)		1,000,000	1,023,530
Fixed-Income Funds - 1.5%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	1,019,071	10,384,331
Fidelity High Income Central Fund 1 (i)	52	5,425
TOTAL FIXED-INCOME FUNDS (Cost $10,335,458)		10,389,756
Preferred Securities - 0.3%
	Principal Amount (d)
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (h)(j)	$ 550,000	625,671
Preferred Securities - continued
	Principal Amount (d)	Value
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (h)	$ 800,000	$ 1,173,100
United States of America - 0.0%
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (h)	300,000	476,520
TOTAL PREFERRED SECURITIES (Cost $2,027,645)		2,275,291
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	48,228,389	48,228,389
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	7,195,090	7,195,090
TOTAL MONEY MARKET FUNDS (Cost $55,423,479)		55,423,479
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $645,513,744)		701,398,303
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(5,168,096)
NET ASSETS - 100%		$ 696,230,207
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,026,333 or 0.9% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security is perpetual in nature with no stated maturity date.
(k) A portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,544
Fidelity Emerging Markets Debt Central Fund	98,251
Fidelity High Income Central Fund 1	67,395
Fidelity Securities Lending Cash Central Fund	25,504
Total	$ 207,694
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 2,220,595	$ 8,157,895	$ -	$ 10,384,331	8.4%
Fidelity High Income Central Fund 1	-	4,062,008	4,088,706	5,425	0.0%
Total	$ 2,220,595	$ 12,219,903	$ 4,088,706	$ 10,389,756
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 50,336,872	$ 48,135,268	$ 2,201,604	$ -
Consumer Staples	27,224,073	15,980,944	11,243,129	-
Energy	47,751,283	42,084,928	5,666,355	-
Financials	75,583,117	66,066,150	9,516,967	-
Health Care	46,694,413	37,153,103	9,541,310	-
Industrials	57,636,522	56,570,483	1,066,039	-
Information Technology	45,705,977	45,705,977	-	-
Materials	20,978,659	15,538,971	5,439,688	-
Telecommunication Services	7,886,578	5,744,735	2,141,843	-
Utilities	7,567,335	7,567,335	-	-
Corporate Bonds	61,235,533	-	61,235,533	-
Government Obligations	182,021,384	-	182,021,384	-
Asset-Backed Securities	761,586	-	761,586	-
Collateralized Mortgage Obligations	494,398	-	494,398	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Commercial Mortgage Securities	$ 408,517	$ -	$ 408,517	$ -
Supranational Obligations	1,023,530	-	1,023,530	-
Fixed-Income Funds	10,389,756	10,389,756	-	-
Preferred Securities	2,275,291	-	2,275,291	-
Money Market Funds	55,423,479	55,423,479	-	-
Total Investments in Securities:	$ 701,398,303	$ 406,361,129	$ 295,037,174	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 4,298,376
Level 2 to Level 1	$ 32,873,161
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.4%
AAA,AA,A	21.8%
BBB	9.2%
BB	0.1%
B	0.2%
CCC,CC,C	0.2%
Not Rated	1.7%
Equities	55.6%
Short-Term Investments and Net Other Assets	7.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,797,203) - See accompanying schedule: Unaffiliated issuers (cost $579,754,807)	$ 635,585,068
Fidelity Central Funds (cost $65,758,937)	65,813,235
Total Investments (cost $645,513,744)		$ 701,398,303
Foreign currency held at value (cost $11,717)		11,718
Receivable for investments sold Regular delivery		15,613,283
Delayed delivery		848,618
Receivable for fund shares sold		844,584
Dividends receivable		886,660
Interest receivable		1,568,044
Distributions receivable from Fidelity Central Funds		15,657
Prepaid expenses		408
Other receivables		16,958
Total assets		721,204,233

Liabilities
Payable to custodian bank	$ 283,593
Payable for investments purchased Regular delivery	15,297,258
Delayed delivery	836,775
Payable for fund shares redeemed	672,514
Accrued management fee	403,825
Distribution and service plan fees payable	41,916
Other affiliated payables	134,660
Other payables and accrued expenses	108,395
Collateral on securities loaned, at value	7,195,090
Total liabilities		24,974,026

Net Assets		$ 696,230,207
Net Assets consist of:
Paid in capital		$ 606,959,471
Undistributed net investment income		2,274,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		31,100,613
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,895,638
Net Assets		$ 696,230,207

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,671,215 ÷ 1,876,642 shares)	$ 24.87

Maximum offering price per share (100/94.25 of $24.87)	$ 26.39
Class T: Net Asset Value and redemption price per share ($16,873,247 ÷ 681,228 shares)	$ 24.77

Maximum offering price per share (100/96.50 of $24.77)	$ 25.67
Class B: Net Asset Value and offering price per share ($2,216,653 ÷ 89,609 shares)A	$ 24.74

Class C: Net Asset Value and offering price per share ($28,071,640 ÷ 1,146,943 shares)A	$ 24.48

Global Balanced: Net Asset Value, offering price and redemption price per share ($596,657,286 ÷ 23,815,367 shares)	$ 25.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,740,166 ÷ 229,703 shares)	$ 24.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 3,844,965
Interest		2,207,968
Income from Fidelity Central Funds		207,694
Income before foreign taxes withheld		6,260,627
Less foreign taxes withheld		(212,663)
Total income		6,047,964

Expenses
Management fee	$ 2,306,088
Transfer agent fees	612,315
Distribution and service plan fees	234,800
Accounting and security lending fees	162,657
Custodian fees and expenses	94,430
Independent trustees' compensation	1,252
Registration fees	101,004
Audit	41,745
Legal	1,401
Miscellaneous	2,280
Total expenses before reductions	3,557,972
Expense reductions	(4,840)	3,553,132
Net investment income (loss)		2,494,832
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,025,892
Fidelity Central Funds	32,122
Foreign currency transactions	17,110
Capital gain distributions from Fidelity Central Funds	43,047
Total net realized gain (loss)		33,118,171
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,440,531)
Assets and liabilities in foreign currencies	9,213
Total change in net unrealized appreciation (depreciation)		(12,431,318)
Net gain (loss)		20,686,853
Net increase (decrease) in net assets resulting from operations		$ 23,181,685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,494,832	$ 4,288,113
Net realized gain (loss)	33,118,171	53,592,993
Change in net unrealized appreciation (depreciation)	(12,431,318)	17,977,544
Net increase (decrease) in net assets resulting from operations	23,181,685	75,858,650
Distributions to shareholders from net investment income	(3,503,738)	(6,429,111)
Distributions to shareholders from net realized gain	(49,182,400)	(6,490,956)
Total distributions	(52,686,138)	(12,920,067)
Share transactions - net increase (decrease)	105,191,471	30,275,272
Redemption fees	4,945	9,441
Total increase (decrease) in net assets	75,691,963	93,223,296

Net Assets
Beginning of period	620,538,244	527,314,948
End of period (including undistributed net investment income of $2,274,485 and undistributed net investment income of $3,283,391, respectively)	$ 696,230,207	$ 620,538,244

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.18	$ 23.45	$ 22.05	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.07	.13	.27	.22	.17	.12
Net realized and unrealized gain (loss)	.79	3.13	1.41	.22	2.43	4.39
Total from investment operations	.86	3.26	1.68	.44	2.60	4.51
Distributions from net investment income	(.10)	(.24)	(.19)	(.17)	(.23)	-
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(2.17)	(.53)	(.28)	(.27) K	(.31)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.87	$ 26.18	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Total Return B, C, D	3.61%	14.19%	7.74%	2.04%	13.40%	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A	1.31%	1.33%	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.29% A	1.31%	1.33%	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.29% A	1.29%	1.32%	1.35%	1.41%	1.46% A
Net investment income (loss)	.55% A	.55%	1.18%	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,671	$ 38,972	$ 26,714	$ 20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.04	$ 23.32	$ 21.96	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.03	.07	.21	.17	.13	.11
Net realized and unrealized gain (loss)	.79	3.12	1.41	.22	2.42	4.37
Total from investment operations	.82	3.19	1.62	.39	2.55	4.48
Distributions from net investment income	(.02)	(.18)	(.17)	(.13)	(.23)	-
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(2.09)	(.47)	(.26)	(.24)	(.30) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.77	$ 26.04	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Total Return B, C, D	3.45%	13.94%	7.46%	1.80%	13.17%	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56% A	1.57%	1.58%	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.56% A	1.57%	1.58%	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.56% A	1.55%	1.57%	1.58%	1.60%	1.68% A
Net investment income (loss)	.28% A	.28%	.94%	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,873	$ 14,650	$ 13,654	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.94	$ 23.22	$ 21.80	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	.09	.04	.02	.05
Net realized and unrealized gain (loss)	.78	3.11	1.41	.23	2.41	4.35
Total from investment operations	.75	3.05	1.50	.27	2.43	4.40
Distributions from net investment income	-	(.04)	-	(.04)	(.16)	-
Distributions from net realized gain	(1.95)	(.29)	(.08)	(.11)	(.08)	-
Total distributions	(1.95)	(.33)	(.08)	(.15)	(.23) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.74	$ 25.94	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Total Return B, C, D	3.19%	13.30%	6.92%	1.24%	12.58%	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.10%	2.12%	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.07% A	2.10%	2.12%	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.07% A	2.08%	2.11%	2.13%	2.16%	2.20% A
Net investment income (loss)	(.24)% A	(.24)%	.39%	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,217	$ 2,325	$ 2,426	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.76	$ 23.09	$ 21.73	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	.09	.05	.03	.05
Net realized and unrealized gain (loss)	.78	3.08	1.41	.22	2.40	4.36
Total from investment operations	.75	3.02	1.50	.27	2.43	4.41
Distributions from net investment income	-	(.06)	(.05)	(.08)	(.20)	-
Distributions from net realized gain	(2.03)	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(2.03)	(.35)	(.14)	(.19)	(.27) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.48	$ 25.76	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Total Return B, C, D	3.20%	13.27%	6.94%	1.24%	12.58%	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A	2.12%	2.13%	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.09% A	2.12%	2.13%	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.09% A	2.10%	2.12%	2.11%	2.10%	2.19% A
Net investment income (loss)	(.25)% A	(.26)%	.39%	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,072	$ 20,997	$ 13,797	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.38	$ 23.62	$ 22.18	$ 21.99	$ 19.62	$ 16.94
Income from Investment Operations
Net investment income (loss) D	.11	.21	.33	.29	.24	.28
Net realized and unrealized gain (loss)	.79	3.14	1.44	.22	2.43	2.95
Total from investment operations	.90	3.35	1.77	.51	2.67	3.23
Distributions from net investment income	(.16)	(.30)	(.24)	(.21)	(.23)	(.38)
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)	(.17)
Total distributions	(2.23)	(.59)	(.33)	(.32)	(.30) I	(.55)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 25.05	$ 26.38	$ 23.62	$ 22.18	$ 21.99	$ 19.62
Total Return B, C	3.75%	14.52%	8.11%	2.34%	13.76%	19.86%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A	1.02%	1.03%	1.05%	1.11%	1.24%
Expenses net of fee waivers, if any	1.00% A	1.02%	1.03%	1.05%	1.10%	1.23%
Expenses net of all reductions	1.00% A	1.00%	1.02%	1.04%	1.08%	1.21%
Net investment income (loss)	.84% A	.84%	1.48%	1.29%	1.16%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 596,657	$ 540,412	$ 468,758	$ 520,753	$ 542,319	$ 419,747
Portfolio turnover rate F	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.33	$ 23.58	$ 22.16	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.10	.20	.33	.28	.23	.21
Net realized and unrealized gain (loss)	.79	3.14	1.43	.21	2.44	4.35
Total from investment operations	.89	3.34	1.76	.49	2.67	4.56
Distributions from net investment income	(.17)	(.30)	(.25)	(.21)	(.25)	-
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(2.23) K	(.59)	(.34)	(.32)	(.32) J	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.99	$ 26.33	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Total Return B, C	3.74%	14.50%	8.10%	2.25%	13.75%	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04% A	1.03%	1.04%	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.03% A	1.03%	1.04%	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.03% A	1.01%	1.03%	1.10%	1.12%	1.10% A
Net investment income (loss)	.80% A	.83%	1.48%	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,740	$ 3,183	$ 1,966	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share. KTotal distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A , Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which

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3. Significant Accounting Policies - continued

Investment Valuation - continued

considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,800,259
Gross unrealized depreciation	9,189,936
Net unrealized appreciation (depreciation) on securities and other investments	$ 54,610,323

Tax cost	$ 646,787,980

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $476,362,911 and $448,707,188, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 52,914	$ 5,157
Class T	.25%	.25%	38,921	361
Class B	.75%	.25%	11,913	8,983
Class C	.75%	.25%	131,052	33,830
			$ 234,800	$ 48,331

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5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,938
Class T	4,998
Class B*	1,019
Class C*	2,900
$ 30,855

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 45,449.21
Class T	18,450.24
Class B	2,992.25
Class C	35,325.27
Global Balanced	505,546.18
Institutional Class	4,553.21
	$ 612,315

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,685 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $597 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total

Semiannual Report

7. Security Lending - continued

security lending income during the period amounted to $25,504. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $33.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,782.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 152,819	$ 270,108
Class T	11,268	106,614
Class B	-	3,936
Class C	-	36,163
Global Balanced	3,316,757	5,986,097
Institutional Class	22,894	26,193
Total	$ 3,503,738	$ 6,429,111
From net realized gain
Class A	$ 3,093,845	$ 326,381
Class T	1,163,373	170,817
Class B	180,282	29,264
Class C	1,920,811	171,922
Global Balanced	42,540,993	5,767,336
Institutional Class	283,096	25,236
Total	$ 49,182,400	$ 6,490,956

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	425,434	565,083	$ 10,621,339	$ 13,868,960
Reinvestment of distributions	126,868	24,168	3,032,156	560,464
Shares redeemed	(164,137)	(239,996)	(4,112,923)	(5,807,510)
Net increase (decrease)	388,165	349,255	$ 9,540,572	$ 8,621,914
Class T
Shares sold	144,449	156,543	$ 3,603,198	$ 3,830,990
Reinvestment of distributions	45,887	10,034	1,093,477	231,879
Shares redeemed	(71,762)	(189,350)	(1,802,682)	(4,594,877)
Net increase (decrease)	118,574	(22,773)	$ 2,893,993	$ (532,008)
Class B
Shares sold	7,404	17,632	$ 186,868	$ 435,293
Reinvestment of distributions	6,875	1,278	163,899	29,567
Shares redeemed	(14,307)	(33,759)	(351,840)	(816,718)
Net increase (decrease)	(28)	(14,849)	$ (1,073)	$ (351,858)
Class C
Shares sold	460,173	360,308	$ 11,418,637	$ 8,706,313
Reinvestment of distributions	75,134	7,987	1,772,408	183,549
Shares redeemed	(203,460)	(150,800)	(4,970,314)	(3,607,930)
Net increase (decrease)	331,847	217,495	$ 8,220,731	$ 5,281,932
Global Balanced
Shares sold	3,627,627	4,785,470	$ 91,314,882	$ 117,973,727
Reinvestment of distributions	1,818,963	477,782	43,746,063	11,137,090
Shares redeemed	(2,113,705)	(4,627,249)	(53,260,831)	(112,781,328)
Net increase (decrease)	3,332,885	636,003	$ 81,800,114	$ 16,329,489

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Institutional Class
Shares sold	110,715	58,246	$ 2,795,942	$ 1,432,050
Reinvestment of distributions	11,057	1,992	265,261	46,340
Shares redeemed	(12,939)	(22,761)	(324,069)	(552,587)
Net increase (decrease)	108,833	37,477	$ 2,737,134	$ 925,803

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AGBL-USAN-0614
1.883466.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Balanced

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global Balanced Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.29%
Actual		$ 1,000.00	$ 1,036.10	$ 6.51
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.56%
Actual		$ 1,000.00	$ 1,034.50	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Class B	2.07%
Actual		$ 1,000.00	$ 1,031.90	$ 10.43
HypotheticalA		$ 1,000.00	$ 1,014.53	$ 10.34
Class C	2.09%
Actual		$ 1,000.00	$ 1,032.00	$ 10.53
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
Global Balanced	1.00%
Actual		$ 1,000.00	$ 1,037.50	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Institutional Class	1.03%
Actual		$ 1,000.00	$ 1,037.40	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .02%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed Income Central Funds.
Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United States of America* 41.4%
Japan 15.1%
United Kingdom 8.5%
Germany 8.2%
Canada 3.9%
Italy 3.1%
France 3.1%
Switzerland 3.1%
Netherlands 2.4%
Other 11.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United States of America* 41.1%
Japan 17.0%
Germany 9.1%
United Kingdom 8.6%
France 4.2%
Switzerland 2.7%
Italy 2.4%
Ireland 2.3%
Canada 1.6%
Other 11.0%
* Includes Short-Term Investments and Net Other Assets (Liabilities)

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	55.6	61.6
Bonds	36.3	33.4
Convertible Securities	0.0	0.1
Other Investments	0.3	0.1
Short-Term Investments and Net Other Assets (Liabilities)	7.8	4.8
Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Cabot Oil & Gas Corp. (United States of America)	1.7	1.4
Cummins, Inc. (United States of America)	1.5	1.1
McGraw Hill Financial, Inc. (United States of America)	1.5	1.3
Adobe Systems, Inc. (United States of America)	1.3	0.6
Google, Inc. Class A (United States of America)	1.1	1.0
	7.1
Top Five Bond Issuers as of April 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	7.9	7.2
German Federal Republic	4.4	5.2
U.S. Treasury Obligations	3.3	3.4
Buoni Poliennali del Tesoro	2.0	1.3
Spanish Kingdom	1.6	0.3
	19.2
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.7	16.2
Industrials	9.1	8.7
Consumer Discretionary	8.2	8.8
Energy	7.3	7.4
Health Care	7.0	8.7
Information Technology	6.5	8.3
Consumer Staples	5.0	5.2
Materials	3.3	4.6
Utilities	1.6	0.7
Telecommunication Services	1.4	1.8

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.4%
	Shares	Value
Australia - 1.5%
Ainsworth Game Technology Ltd.	48,950	$ 188,719
AMP Ltd.	126,724	594,519
Asciano Ltd.	51,620	259,436
Australia & New Zealand Banking Group Ltd.	22,704	727,042
BHP Billiton Ltd.	31,591	1,112,528
Commonwealth Bank of Australia	22,916	1,679,699
Computershare Ltd.	53,140	609,683
CSL Ltd.	11,549	734,187
David Jones Ltd.	77,053	281,318
John Fairfax Holdings Ltd.	331,723	302,007
Leighton Holdings Ltd.	15,397	272,917
Lend Lease Group unit	33,821	406,885
Macquarie CountryWide Trust	70,464	252,680
Macquarie Group Ltd.	9,545	511,644
Pact Group Holdings Ltd.	67,092	210,670
QBE Insurance Group Ltd.	29,837	320,981
Sims Metal Management Ltd. (a)	38,669	351,691
Suncorp-Metway Ltd.	54,373	657,673
Super Cheap Auto Group Ltd.	18,070	170,556
Sydney Airport unit	128,353	503,193
Wotif.com Holdings Ltd.	80,600	199,923
TOTAL AUSTRALIA		10,347,951
Austria - 0.2%
Andritz AG	11,200	695,107
Erste Group Bank AG	20,237	679,154
TOTAL AUSTRIA		1,374,261
Bailiwick of Jersey - 0.1%
Informa PLC	43,823	356,857
Belgium - 0.5%
Anheuser-Busch InBev SA NV (e)	19,500	2,125,420
KBC Groupe SA	14,318	872,232
UCB SA	8,700	713,213
TOTAL BELGIUM		3,710,865
Bermuda - 0.2%
Biosensors International Group Ltd.	352,000	266,730
Hankore Environment Tech Group L (a)	1,913,000	172,425
Luk Fook Holdings International Ltd.	29,000	82,291
Nam Cheong Ltd.	995,000	281,746
Nine Dragons Paper (Holdings) Ltd.	303,000	198,927
Common Stocks - continued
	Shares	Value
Bermuda - continued
Pacific Basin Shipping Ltd.	189,000	$ 109,944
Shangri-La Asia Ltd.	46,000	75,827
TOTAL BERMUDA		1,187,890
British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	9,731	264,391
Canada - 3.2%
Agnico Eagle Mines Ltd. (Canada)	3,300	97,460
Agrium, Inc.	1,200	115,254
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,200	541,114
ARC Resources Ltd.	4,000	118,681
Bank of Montreal (e)	9,500	654,829
Bank of Nova Scotia	11,900	723,087
Barrick Gold Corp.	12,300	214,679
BCE, Inc.	10,800	480,854
Brookfield Asset Management, Inc. Class A	11,300	474,352
Calfrac Well Services Ltd.	500	17,312
Cameco Corp.	5,400	114,942
Canadian Imperial Bank of Commerce	3,800	338,795
Canadian National Railway Co.	12,300	720,460
Canadian Natural Resources Ltd.	16,000	651,941
Canadian Oil Sands Ltd.	1,500	32,517
Canadian Pacific Railway Ltd.	2,400	374,742
Canadian Tire Ltd. Class A (non-vtg.)	2,600	255,362
Catamaran Corp. (a)	2,300	87,379
CCL Industries, Inc. Class B	1,800	163,668
Cenovus Energy, Inc.	10,300	306,825
CGI Group, Inc. Class A (sub. vtg.) (a)	3,600	129,804
CI Financial Corp.	1,800	58,464
Cineplex, Inc.	3,100	116,839
Constellation Software, Inc.	600	132,886
Corus Entertainment, Inc. Class B (non-vtg.)	200	4,493
Crescent Point Energy Corp.	5,300	215,617
Dollarama, Inc.	5,260	437,482
Eldorado Gold Corp.	2,200	13,408
Enbridge, Inc.	10,400	501,853
Encana Corp.	9,400	217,751
First Quantum Minerals Ltd.	18,174	361,971
Franco-Nevada Corp.	4,300	207,262
Gildan Activewear, Inc.	3,900	199,368
Goldcorp, Inc.	12,700	313,662
Husky Energy, Inc.	4,900	160,137
Common Stocks - continued
	Shares	Value
Canada - continued
Imperial Oil Ltd.	9,800	$ 478,533
Industrial Alliance Insurance and Financial Services, Inc.	1,800	74,312
Intact Financial Corp.	950	62,380
Inter Pipeline Ltd.	7,900	214,789
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	42,324
Keyera Corp.	2,723	181,111
MacDonald Dettwiler & Associates Ltd.	1,000	77,551
Magna International, Inc. Class A (sub. vtg.)	6,300	617,211
Manulife Financial Corp.	29,900	561,418
Methanex Corp.	2,900	179,628
Metro, Inc. Class A (sub. vtg.)	1,300	80,131
National Bank of Canada	1,200	49,804
Onex Corp. (sub. vtg.)	3,900	222,745
Open Text Corp.	2,200	108,490
Pembina Pipeline Corp.	7,900	310,436
Peyto Exploration & Development Corp.	5,400	199,091
Potash Corp. of Saskatchewan, Inc. (e)	14,700	531,375
Precision Drilling Corp.	7,500	97,509
Quebecor, Inc. Class B (sub. vtg.)	4,700	110,848
RioCan (REIT)	1,000	24,844
Rogers Communications, Inc. Class B (non-vtg.) (e)	4,750	188,648
Royal Bank of Canada	24,700	1,648,470
Saputo, Inc.	3,100	165,769
Silver Wheaton Corp.	6,700	148,604
Stantec, Inc.	2,800	165,949
Sun Life Financial, Inc.	12,100	409,571
Suncor Energy, Inc.	38,672	1,491,768
Tahoe Resources, Inc. (a)	4,900	109,038
TELUS Corp.	9,500	334,738
The Toronto-Dominion Bank	32,100	1,544,303
Tim Hortons, Inc. (Canada)	800	43,881
Tourmaline Oil Corp. (a)	6,800	352,082
TransCanada Corp.	8,600	400,792
Valeant Pharmaceuticals International (Canada) (a)	6,700	895,962
Veresen, Inc.	7,400	109,442
Vermilion Energy, Inc.	5,000	332,695
West Fraser Timber Co. Ltd.	2,000	89,412
Yamana Gold, Inc.	2,600	19,475
TOTAL CANADA		22,230,379
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.1%
Anta Sports Products Ltd.	112,000	$ 163,819
Geely Automobile Holdings Ltd.	560,000	194,300
Mindray Medical International Ltd. sponsored ADR	4,200	138,852
New Oriental Education & Technology Group, Inc. sponsored ADR	9,000	217,800
SINA Corp. (a)	1,200	57,360
Tencent Holdings Ltd.	3,400	211,904
TOTAL CAYMAN ISLANDS		984,035
China - 0.0%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	30,500	225,614
Denmark - 0.5%
Coloplast A/S Series B	8,300	696,398
Novo Nordisk A/S Series B	44,500	2,019,678
Vestas Wind Systems A/S (a)	11,700	519,323
TOTAL DENMARK		3,235,399
Finland - 0.4%
Amer Group PLC (A Shares)	23,400	483,064
Kesko Oyj	11,400	465,617
Raisio Group PLC (V Shares)	60,500	395,332
Rakentajain Konevuokraamo Oyj (B Shares)	24,404	543,403
Sampo Oyj (A Shares) (e)	17,529	870,372
TOTAL FINLAND		2,757,788
France - 2.4%
Atos Origin SA	7,487	646,389
AXA SA	52,500	1,367,494
BNP Paribas SA	26,172	1,964,719
Bureau Veritas SA	28,200	860,712
Christian Dior SA (e)	8,605	1,768,636
GDF Suez (e)	52,050	1,312,445
Ipsos SA	14,800	573,686
Kering SA	4,300	950,917
Legrand SA	15,250	983,805
Numericable Group SA (a)	7,900	377,026
Publicis Groupe SA	10,047	855,837
Rexel SA	30,378	767,038
Technip SA (e)	8,900	1,001,375
Total SA (a)	50,700	3,627,292
TOTAL FRANCE		17,057,371
Common Stocks - continued
	Shares	Value
Germany - 2.4%
adidas AG	7,300	$ 779,121
BASF AG	18,978	2,196,639
Bayer AG	16,800	2,330,748
Beiersdorf AG	6,100	611,524
CompuGroup Medical AG	20,100	535,685
Continental AG	4,500	1,054,143
CTS Eventim AG	9,816	625,077
Daimler AG (Germany)	21,725	2,011,254
Deutsche Boerse AG	10,700	783,649
Deutsche Post AG	29,862	1,124,177
Deutsche Wohnen AG (a)	31,690	663,873
GEA Group AG	14,889	666,061
HeidelbergCement Finance AG	10,066	873,096
KION Group AG	13,701	647,605
Linde AG	6,300	1,306,239
MLP AG	74,700	507,812
TOTAL GERMANY		16,716,703
Hong Kong - 0.4%
AIA Group Ltd.	157,600	764,323
Champion (REIT)	120,000	56,495
Cheung Kong Holdings Ltd.	17,000	289,438
Lenovo Group Ltd.	144,000	163,819
Power Assets Holdings Ltd.	32,000	276,540
Techtronic Industries Co. Ltd.	200,500	638,770
Wharf Holdings Ltd.	39,000	272,896
TOTAL HONG KONG		2,462,281
Ireland - 1.2%
Actavis PLC (a)	17,400	3,555,342
Alkermes PLC (a)	26,000	1,202,760
CRH PLC	34,600	1,007,331
DCC PLC (United Kingdom)	14,300	732,291
Greencore Group PLC	106,221	468,266
James Hardie Industries PLC CDI	35,389	451,064
Kingspan Group PLC (United Kingdom)	31,400	590,276
Ryanair Holdings PLC sponsored ADR (a)	9,800	524,104
Trinity Biotech PLC sponsored ADR	3,000	73,530
TOTAL IRELAND		8,604,964
Isle of Man - 0.0%
Genting Singapore PLC	77,000	81,379
Common Stocks - continued
	Shares	Value
Israel - 0.2%
Sarine Technologies Ltd.	281,500	$ 621,963
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,200	547,232
TOTAL ISRAEL		1,169,195
Italy - 0.5%
Astaldi SpA (e)	60,700	656,855
Azimut Holding SpA	15,500	482,763
Banca Popolare dell'Emilia Romagna (a)(e)	26,600	305,746
MARR SpA	36,431	705,069
Prada SpA	51,700	412,776
Prysmian SpA	24,100	626,574
World Duty Free SpA (a)	37,812	506,487
TOTAL ITALY		3,696,270
Japan - 4.3%
AEON Financial Service Co. Ltd.	26,600	668,935
AEON Mall Co. Ltd.	18,980	451,874
Asahi Kasei Corp.	65,000	441,874
Bridgestone Corp.	17,400	622,918
Dai-ichi Mutual Life Insurance Co.	41,200	569,832
Daikin Industries Ltd.	13,400	773,447
Don Quijote Holdings Co. Ltd.	6,000	315,743
Furukawa Electric Co. Ltd.	434,000	976,378
Hino Motors Ltd.	22,100	290,963
Hitachi Metals Ltd.	64,000	867,648
Hoya Corp.	45,300	1,335,494
INPEX Corp.	24,700	359,501
Itochu Corp.	46,500	520,331
Japan Tobacco, Inc.	30,800	1,011,051
JFE Holdings, Inc.	21,900	404,861
JSR Corp.	30,200	494,791
JX Holdings, Inc.	125,000	648,017
Kajima Corp.	60,000	228,298
Kansai Electric Power Co., Inc. (a)	21,900	183,366
KDDI Corp.	21,300	1,133,805
Makita Corp.	6,400	339,297
Mitsubishi Electric Corp.	121,000	1,376,466
Mitsubishi Heavy Industries Ltd.	151,000	794,620
Mitsui & Co. Ltd.	22,300	316,063
Mitsui Fudosan Co. Ltd.	15,000	443,244
MS&AD Insurance Group Holdings, Inc.	26,300	589,104
Nihon Parkerizing Co. Ltd.	15,700	342,303
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Ceramic Co. Ltd.	22,400	$ 350,127
Nippon Shinyaku Co. Ltd.	29,000	510,305
Nissan Motor Co. Ltd.	131,800	1,137,249
Nitori Holdings Co. Ltd.	7,300	334,528
ORIX Corp.	115,900	1,674,420
Rakuten, Inc.	47,500	614,222
Shinsei Bank Ltd.	221,000	430,176
SoftBank Corp.	15,000	1,113,611
Stanley Electric Co. Ltd.	43,900	970,450
Sumitomo Mitsui Financial Group, Inc.	29,100	1,150,332
Sumitomo Mitsui Trust Holdings, Inc.	193,000	795,295
THK Co. Ltd.	27,400	579,706
Tohoku Electric Power Co., Inc.	15,800	150,219
Tokyo Tatemono Co. Ltd.	55,000	437,913
Toray Industries, Inc.	75,000	489,314
Toyota Motor Corp.	19,700	1,064,355
Welcia Holdings Co. Ltd.	8,400	506,950
Yamaha Motor Co. Ltd.	74,200	1,144,553
TOTAL JAPAN		29,953,949
Luxembourg - 0.1%
Samsonite International SA	119,100	377,903
Netherlands - 0.8%
AerCap Holdings NV (a)	57,000	2,378,610
ING Groep NV (Certificaten Van Aandelen) (a)	90,700	1,296,544
Koninklijke Philips Electronics NV	33,300	1,066,039
Royal DSM NV	10,800	774,341
TOTAL NETHERLANDS		5,515,534
New Zealand - 0.1%
Fletcher Building Ltd.	26,023	219,271
Telecom Corp. of New Zealand Ltd.	133,592	319,094
TOTAL NEW ZEALAND		538,365
Norway - 0.3%
DNB ASA (e)	47,000	830,998
Telenor ASA	42,400	995,037
TOTAL NORWAY		1,826,035
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	38,197	315,462
Common Stocks - continued
	Shares	Value
Singapore - 0.0%
Great Eastern Holdings Ltd.	8,000	$ 121,241
South Africa - 0.1%
Naspers Ltd. Class N	5,000	471,460
Spain - 0.3%
Criteria CaixaCorp SA	152,782	930,514
Hispania Activos Inmobiliarios SA (a)	29,000	407,964
Repsol YPF SA	35,723	961,470
TOTAL SPAIN		2,299,948
Sweden - 0.6%
AF AB (B Shares)	14,512	524,487
Investment AB Kinnevik (B Shares)	17,300	607,956
Nordea Bank AB	95,000	1,372,651
Svenska Handelsbanken AB (A Shares)	21,300	1,068,898
Swedish Match Co. AB	21,200	726,751
TOTAL SWEDEN		4,300,743
Switzerland - 2.9%
Aryzta AG	10,560	974,889
Baloise Holdings AG	5,410	657,732
Nestle SA	61,045	4,717,819
Partners Group Holding AG	2,459	672,795
Roche Holding AG (participation certificate)	13,858	4,065,193
Schindler Holding AG (participation certificate)	4,228	654,305
Syngenta AG (Switzerland)	2,800	1,108,777
TE Connectivity Ltd.	89,000	5,249,220
UBS AG	77,535	1,621,558
Vontobel Holdings AG	15,592	610,322
TOTAL SWITZERLAND		20,332,610
United Kingdom - 5.6%
Aberdeen Asset Management PLC	107,543	793,122
Associated British Foods PLC	14,714	738,089
AstraZeneca PLC sponsored ADR	5,900	466,395
Babcock International Group PLC	33,100	667,279
Babcock International Group PLC rights 5/6/14 (a)	12,230	82,597
Barclays PLC	467,231	1,995,099
BG Group PLC	88,400	1,788,070
BHP Billiton PLC	68,107	2,211,052
Brit PLC (a)	118,900	427,097
British American Tobacco PLC (United Kingdom)	48,800	2,817,956
BT Group PLC	210,600	1,314,702
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Bunzl PLC	26,800	$ 760,638
Compass Group PLC	66,900	1,064,026
Dechra Pharmaceuticals PLC	44,400	517,258
Diageo PLC	51,630	1,581,934
Elementis PLC	120,400	563,705
Galliford Try PLC	22,690	455,120
GlaxoSmithKline PLC	95,259	2,632,060
HSBC Holdings PLC (United Kingdom)	78,559	802,686
ICAP PLC	94,299	659,307
IMI PLC	21,835	552,993
ITV PLC	267,600	822,305
Jazztel PLC (a)	47,800	733,448
Kingfisher PLC	129,800	916,284
London Stock Exchange Group PLC	21,600	660,826
Meggitt PLC	77,879	626,817
Mondi PLC	31,300	519,221
Next PLC	8,200	902,686
Prudential PLC	80,710	1,855,453
Rolls-Royce Group PLC	66,027	1,170,540
Royal & Sun Alliance Insurance Group PLC	465,425	771,286
Royal Dutch Shell PLC Class B (United Kingdom)	48,022	2,039,063
Schroders PLC	14,300	617,124
SIG PLC	149,610	483,732
Smith & Nephew PLC	52,868	824,379
Spectris PLC	14,400	540,963
St. James's Place Capital PLC	37,600	488,826
Taylor Wimpey PLC	207,800	368,743
Unite Group PLC	103,197	736,155
Vodafone Group PLC	217,863	827,141
TOTAL UNITED KINGDOM		38,796,177
United States of America - 26.5%
Adobe Systems, Inc. (a)	141,500	8,729,135
Alexion Pharmaceuticals, Inc. (a)	3,100	490,420
American Airlines Group, Inc.	192,000	6,733,440
American Electric Power Co., Inc.	3,000	161,430
American Express Co.	16,000	1,398,880
Ameriprise Financial, Inc.	62,700	6,999,201
Anadarko Petroleum Corp.	13,000	1,287,260
ANSYS, Inc. (a)	11,000	839,410
AutoZone, Inc. (a)	5,700	3,043,173
Baker Hughes, Inc.	7,000	489,300
Common Stocks - continued
	Shares	Value
United States of America - continued
Biogen Idec, Inc. (a)	7,500	$ 2,153,400
Boston Scientific Corp. (a)	109,000	1,374,490
Cabot Oil & Gas Corp.	294,000	11,548,320
Caterpillar, Inc.	9,000	948,600
CBS Corp. Class B	6,000	346,560
Charles Schwab Corp.	41,000	1,088,550
Church & Dwight Co., Inc.	7,000	483,070
Colgate-Palmolive Co.	7,775	523,258
Comcast Corp. Class A	105,000	5,434,800
Computer Sciences Corp.	12,000	710,160
CONSOL Energy, Inc.	5,000	222,550
Continental Resources, Inc. (a)	1,000	138,520
Cummins, Inc.	70,300	10,604,755
CVS Caremark Corp.	34,000	2,472,480
Devon Energy Corp.	5,000	350,000
Dynegy, Inc. (a)	9,600	273,120
Endocyte, Inc. (a)	7,700	139,447
Estee Lauder Companies, Inc. Class A	33,000	2,394,810
Facebook, Inc. Class A (a)	30,000	1,793,400
Fidelity National Information Services, Inc.	62,000	3,312,660
Freeport-McMoRan Copper & Gold, Inc.	66,000	2,268,420
Google, Inc. Class A (a)	13,800	7,381,344
Halliburton Co.	64,000	4,036,480
Illumina, Inc. (a)	35,900	4,877,015
inContact, Inc. (a)	54,000	445,500
Intercept Pharmaceuticals, Inc. (a)	8,900	2,350,668
InterMune, Inc. (a)	11,000	352,880
Isis Pharmaceuticals, Inc. (a)	3,700	98,457
Johnson & Johnson	41,000	4,152,890
Kate Spade & Co. (a)	4,200	146,034
Las Vegas Sands Corp.	19,000	1,503,470
Lumber Liquidators Holdings, Inc. (a)	3,000	261,480
Marriott International, Inc. Class A	51,000	2,954,430
MasterCard, Inc. Class A	28,000	2,059,400
McGraw Hill Financial, Inc.	142,000	10,498,060
Moody's Corp.	26,000	2,041,000
Morgan Stanley	31,000	958,830
MPLX LP	700	37,891
Neurocrine Biosciences, Inc. (a)	13,000	182,260
NextEra Energy, Inc.	7,000	698,950
Noble Energy, Inc.	48,000	3,445,440
Norfolk Southern Corp.	49,900	4,717,047
Common Stocks - continued
	Shares	Value
United States of America - continued
Oceaneering International, Inc.	16,000	$ 1,172,480
Oracle Corp.	99,400	4,063,472
Philip Morris International, Inc.	6,000	512,580
Phillips 66 Partners LP	4,455	238,877
Pioneer Natural Resources Co.	6,300	1,217,601
Prestige Brands Holdings, Inc. (a)	27,700	928,504
priceline.com, Inc. (a)	600	694,650
QUALCOMM, Inc.	18,000	1,416,780
Range Resources Corp.	66,000	5,969,700
Rex Energy Corp. (a)	11,000	231,660
salesforce.com, Inc. (a)	34,300	1,771,595
Sempra Energy	44,000	4,338,840
Spectra Energy Corp.	3,000	119,130
Spirit Airlines, Inc. (a)	19,400	1,102,696
The Coca-Cola Co.	53,000	2,161,870
The Cooper Companies, Inc.	5,600	738,696
The Walt Disney Co.	24,000	1,904,160
Thermo Fisher Scientific, Inc.	53,000	6,042,000
TJX Companies, Inc.	103,700	6,033,266
Union Pacific Corp.	23,900	4,551,277
Web.com Group, Inc. (a)	18,500	568,135
Wells Fargo & Co.	66,000	3,276,240
Workday, Inc. Class A (a)	2,800	204,596
Zebra Technologies Corp. Class A (a)	44,000	3,055,360
TOTAL UNITED STATES OF AMERICA		184,266,710
TOTAL COMMON STOCKS (Cost $336,504,951)		385,579,730
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG	6,500	1,750,350
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	20,581,153	34,749
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,106,246)		1,785,099
Nonconvertible Bonds - 8.8%
		Principal Amount (d)	Value
Australia - 0.0%
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		$ 250,000	$ 328,374
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.) (g)	GBP	500,000	845,328
4.7201% 7/31/18 (Reg. S)	GBP	600,000	1,064,073
TOTAL BAILIWICK OF JERSEY			1,909,401
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	412,698
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	259,280
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	183,240	288,174
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	295,644
6.875% 3/14/26	GBP	150,000	314,820
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	212,362
TOTAL CAYMAN ISLANDS			1,111,000
France - 0.6%
Arkema SA 3.85% 4/30/20	EUR	300,000	462,807
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	351,736
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	721,020
EDF SA:
2.15% 1/22/19 (f)		500,000	502,142
4.625% 9/11/24	EUR	150,000	249,773
Eutelsat SA 2.625% 1/13/20 (Reg. S)	EUR	200,000	287,831
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,126,879
Iliad SA 4.875% 6/1/16	EUR	500,000	739,395
TOTAL FRANCE			4,441,583
Germany - 0.2%
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	759,540
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	286,359
3.125% 7/10/23	EUR	250,000	370,124
TOTAL GERMANY			1,416,023
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	422,964
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Ireland - 0.1%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	$ 222,076
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	818,306
TOTAL IRELAND			1,040,382
Italy - 0.3%
Assicurazioni Generali SpA 2.875% 1/14/20 (Reg. S)	EUR	300,000	435,359
Banca Monte dei Paschi di Siena SpA 2.875% 4/16/21 (Reg S.)	EUR	300,000	419,173
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	852,221
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	434,991
Unione di Banche Italiane ScpA 4.5% 2/22/16	EUR	200,000	295,641
TOTAL ITALY			2,437,385
Japan - 0.1%
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S) (h)		400,000	461,000
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	223,147
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	196,938
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		450,000	472,175
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	200,642
TOTAL KOREA (SOUTH)			1,092,902
Netherlands - 0.7%
Achmea BV 2.5% 11/19/20	EUR	500,000	711,271
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	568,156
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		350,000	360,456
5% 10/2/23 (f)		450,000	475,104
Heineken NV 1.4% 10/1/17 (f)		550,000	548,115
LYB International Finance BV:
4% 7/15/23		500,000	517,771
4.875% 3/15/44		500,000	512,321
Robert Bosch Investment NL BV 1.625% 5/24/21	EUR	200,000	277,232
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	412,351
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	211,318
TOTAL NETHERLANDS			4,594,095
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	396,800
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		$ 400,000	$ 420,433
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	275,497
TOTAL SINGAPORE			695,930
Spain - 0.3%
BBVA Subordinated Capital SAU 3.5% 4/11/24 (Reg S.) (h)	EUR	1,200,000	1,681,498
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	524,994
TOTAL SPAIN			2,206,492
Sweden - 0.1%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	285,980
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	441,000	625,847
TOTAL SWEDEN			911,827
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	295,500
United Kingdom - 1.6%
Abbey National Treasury Services PLC:
2% 1/14/19 (Reg. S)	EUR	550,000	782,349
3.625% 9/8/16	EUR	400,000	594,867
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	639,498
6.75% 1/16/23 (h)	GBP	300,000	558,525
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	197,225
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	502,250
Centrica PLC 5.375% 10/16/43 (f)		200,000	209,748
Channel Link Enterprises Finance PLC 3.643% 6/30/50 (h)	EUR	950,000	1,291,623
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	216,316
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	329,885
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	191,721
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	431,408
4.75% 2/4/20	EUR	450,000	723,328
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	708,480
Ford Credit Europe PLC:
1.625% 9/9/16 (Reg. S)	EUR	150,000	210,625
1.875% 5/12/16	EUR	300,000	423,300
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	680,999
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	212,966
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Lloyds Bank PLC 2.3% 11/27/18		$ 350,000	$ 352,409
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	514,592
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	454,433
Tesco PLC 5.875% 9/12/16	EUR	100,000	154,839
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	289,210
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	293,322
TOTAL UNITED KINGDOM			10,963,918
United States of America - 3.7%
AbbVie, Inc. 1.75% 11/6/17		400,000	402,396
Altria Group, Inc.:
2.85% 8/9/22		500,000	475,696
9.25% 8/6/19		134,000	177,681
AMB Property LP 3% 1/18/22	EUR	550,000	794,037
American Express Co. 1.55% 5/22/18		550,000	545,422
American International Group, Inc. 5% 4/26/23	GBP	200,000	370,626
AutoZone, Inc. 3.125% 7/15/23		400,000	382,103
Chevron Corp.:
2.427% 6/24/20		200,000	200,932
3.191% 6/24/23		300,000	299,705
Citigroup, Inc. 4.5% 1/14/22		150,000	160,312
Comcast Corp.:
3.6% 3/1/24		350,000	354,979
4.75% 3/1/44		350,000	364,281
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.8% 3/15/22		600,000	600,255
Discovery Communications LLC 3.25% 4/1/23		500,000	486,267
Dover Corp. 2.125% 12/1/20	EUR	350,000	494,167
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	273,249
Frontier Oil Corp. 6.875% 11/15/18		250,000	265,000
General Electric Capital Corp. 4.65% 10/17/21		250,000	276,594
General Electric Co.:
4.5% 3/11/44		650,000	668,418
5.25% 12/6/17		550,000	622,080
Gilead Sciences, Inc.:
3.7% 4/1/24		550,000	558,131
4.8% 4/1/44		550,000	578,493
Goldman Sachs Group, Inc. 2.625% 8/19/20	EUR	450,000	647,307
Kroger Co.:
2.3% 1/15/19		350,000	350,240
3.3% 1/15/21		600,000	606,825
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	339,345
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Mondelez International, Inc.:
1.125% 1/26/17	EUR	850,000	$ 1,183,288
2.375% 1/26/21	EUR	550,000	783,133
Morgan Stanley 2.375% 3/31/21 (Reg. S)	EUR	2,200,000	3,093,954
NBCUniversal, Inc. 4.375% 4/1/21		500,000	545,738
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	143,741
2.875% 5/30/24	EUR	150,000	216,432
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	128,959
PPL Energy Supply LLC 6.5% 5/1/18		160,000	179,664
Procter & Gamble Co. 2% 11/5/21	EUR	200,000	283,069
Prologis LP 3.375% 2/20/24	EUR	450,000	656,715
Qwest Corp. 6.75% 12/1/21		650,000	737,006
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,400
Roche Holdings, Inc. 6% 3/1/19 (f)		106,000	124,840
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	450,829
2.45% 1/15/17 (f)		400,000	412,745
3.75% 1/15/22 (f)		200,000	206,433
Simon Property Group LP 2.375% 10/2/20	EUR	500,000	718,682
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	303,051
The Coca-Cola Co. 3.3% 9/1/21		350,000	361,195
U.S. Bancorp 3% 3/15/22		500,000	498,144
Verizon Communications, Inc.:
5.15% 9/15/23		350,000	385,660
6.55% 9/15/43		650,000	800,725
Viacom, Inc. 4.25% 9/1/23		250,000	260,451
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	596,130
Walt Disney Co.:
0.45% 12/1/15		350,000	350,470
2.35% 12/1/22		150,000	141,177
Wells Fargo & Co. 3.676% 6/15/16		450,000	476,802
William Wrigley Jr. Co.:
2% 10/20/17 (f)		150,000	151,638
2.9% 10/21/19 (f)		150,000	152,367
TOTAL UNITED STATES OF AMERICA			25,837,979
TOTAL NONCONVERTIBLE BONDS (Cost $57,632,344)			61,235,533
Government Obligations - 26.1%
		Principal Amount (d)	Value
Canada - 0.7%
Canadian Government 1.5% 6/1/23	CAD	6,000,000	$ 5,120,569
Germany - 5.4%
German Federal Republic:
Inflation-Indexed Bond:
0.75% 4/15/18	EUR	6,875,000	10,624,119
1.5% 4/15/16	EUR	3,600,000	6,003,960
0% 6/13/14	EUR	5,050,000	7,004,716
0.25% 4/13/18	EUR	1,100,000	1,517,844
0.5% 10/13/17	EUR	750,000	1,048,348
1.5% 9/4/22	EUR	1,150,000	1,629,164
1.75% 10/9/15	EUR	200,000	283,802
2.5% 7/4/44	EUR	2,200,000	3,158,752
4.25% 7/4/17	EUR	250,000	390,695
4.75% 7/4/40	EUR	3,000,000	6,137,484
TOTAL GERMANY			37,798,884
Israel - 0.2%
Israeli State 2.875% 1/29/24 (Reg.S)	EUR	850,000	1,221,700
Italy - 2.3%
Buoni Poliennali del Tesoro:
4.5% 3/1/24	EUR	3,500,000	5,445,890
5.5% 11/1/22	EUR	5,250,000	8,737,246
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	1,350,000	1,937,932
TOTAL ITALY			16,121,068
Japan - 10.6%
Japan Government:
0.0403% 5/12/14	JPY	170,000,000	1,662,814
0.1% 2/15/16	JPY	1,680,000,000	16,436,722
0.9% 6/20/14	JPY	1,800,000,000	17,625,569
1.3% 3/20/20	JPY	100,000,000	1,037,634
1.3% 6/20/20	JPY	781,000,000	8,113,936
1.3% 3/20/21	JPY	802,750,000	8,359,483
1.7% 9/20/32	JPY	1,014,450,000	10,470,749
2% 9/20/40	JPY	981,000,000	10,281,390
TOTAL JAPAN			73,988,297
Government Obligations - continued
		Principal Amount (d)	Value
Netherlands - 0.8%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	2,550,000	$ 3,566,497
2.75% 1/15/15	EUR	1,250,000	1,765,316
TOTAL NETHERLANDS			5,331,813
Spain - 1.6%
Spanish Kingdom:
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	8,869,745
5.5% 4/30/21	EUR	1,400,000	2,340,557
TOTAL SPAIN			11,210,302
United Kingdom - 1.1%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	1,866,813
4% 3/7/22 (k)	GBP	1,700,000	3,201,338
5% 9/7/14	GBP	1,550,000	2,659,468
6% 12/7/28	GBP	50,000	113,581
TOTAL UNITED KINGDOM			7,841,200
United States of America - 3.4%
U.S. Treasury Bonds:
2.75% 8/15/42		650,000	566,515
2.75% 11/15/42		250,000	217,422
3% 5/15/42		100,000	91,969
3.125% 11/15/41		150,000	141,750
U.S. Treasury Notes:
0.125% 12/31/14		500,000	500,176
0.625% 9/30/17		1,100,000	1,082,898
0.875% 4/30/17		2,150,000	2,150,000
1% 3/31/17		350,000	351,531
1.375% 9/30/18		5,150,000	5,121,433
1.5% 2/28/19		1,200,000	1,192,126
1.75% 5/15/23		10,400,000	9,698,000
2.75% 11/15/23		2,250,000	2,273,731
TOTAL UNITED STATES OF AMERICA			23,387,551
TOTAL GOVERNMENT OBLIGATIONS (Cost $179,935,760)			182,021,384
Asset-Backed Securities - 0.1%
		Principal Amount (d)	Value
Bavarian Sky SA 0.488% 6/20/20 (h) (Cost $710,442)	EUR	549,007	$ 761,586
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Fosse Master Issuer PLC Series 2011-1 Class A3, 1.9278% 10/18/54 (h)	GBP	189,418	320,574
Granite Master Issuer PLC Series 2005-1 Class A5, 0.428% 12/20/54 (h)	EUR	126,251	173,824
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $462,140)			494,398
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.517% 8/18/17 (h)	EUR	140,845	194,967
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0528% 4/19/21 (h)	GBP	128,603	213,550
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $379,809)			408,517
Supranational Obligations - 0.1%

European Investment Bank 1.75% 3/15/17 (Cost $995,470)		1,000,000	1,023,530
Fixed-Income Funds - 1.5%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	1,019,071	10,384,331
Fidelity High Income Central Fund 1 (i)	52	5,425
TOTAL FIXED-INCOME FUNDS (Cost $10,335,458)		10,389,756
Preferred Securities - 0.3%
	Principal Amount (d)
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (h)(j)	$ 550,000	625,671
Preferred Securities - continued
	Principal Amount (d)	Value
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (h)	$ 800,000	$ 1,173,100
United States of America - 0.0%
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (h)	300,000	476,520
TOTAL PREFERRED SECURITIES (Cost $2,027,645)		2,275,291
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	48,228,389	48,228,389
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	7,195,090	7,195,090
TOTAL MONEY MARKET FUNDS (Cost $55,423,479)		55,423,479
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $645,513,744)		701,398,303
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(5,168,096)
NET ASSETS - 100%		$ 696,230,207
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,026,333 or 0.9% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security is perpetual in nature with no stated maturity date.
(k) A portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,544
Fidelity Emerging Markets Debt Central Fund	98,251
Fidelity High Income Central Fund 1	67,395
Fidelity Securities Lending Cash Central Fund	25,504
Total	$ 207,694
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 2,220,595	$ 8,157,895	$ -	$ 10,384,331	8.4%
Fidelity High Income Central Fund 1	-	4,062,008	4,088,706	5,425	0.0%
Total	$ 2,220,595	$ 12,219,903	$ 4,088,706	$ 10,389,756
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 50,336,872	$ 48,135,268	$ 2,201,604	$ -
Consumer Staples	27,224,073	15,980,944	11,243,129	-
Energy	47,751,283	42,084,928	5,666,355	-
Financials	75,583,117	66,066,150	9,516,967	-
Health Care	46,694,413	37,153,103	9,541,310	-
Industrials	57,636,522	56,570,483	1,066,039	-
Information Technology	45,705,977	45,705,977	-	-
Materials	20,978,659	15,538,971	5,439,688	-
Telecommunication Services	7,886,578	5,744,735	2,141,843	-
Utilities	7,567,335	7,567,335	-	-
Corporate Bonds	61,235,533	-	61,235,533	-
Government Obligations	182,021,384	-	182,021,384	-
Asset-Backed Securities	761,586	-	761,586	-
Collateralized Mortgage Obligations	494,398	-	494,398	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Commercial Mortgage Securities	$ 408,517	$ -	$ 408,517	$ -
Supranational Obligations	1,023,530	-	1,023,530	-
Fixed-Income Funds	10,389,756	10,389,756	-	-
Preferred Securities	2,275,291	-	2,275,291	-
Money Market Funds	55,423,479	55,423,479	-	-
Total Investments in Securities:	$ 701,398,303	$ 406,361,129	$ 295,037,174	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 4,298,376
Level 2 to Level 1	$ 32,873,161
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.4%
AAA,AA,A	21.8%
BBB	9.2%
BB	0.1%
B	0.2%
CCC,CC,C	0.2%
Not Rated	1.7%
Equities	55.6%
Short-Term Investments and Net Other Assets	7.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,797,203) - See accompanying schedule: Unaffiliated issuers (cost $579,754,807)	$ 635,585,068
Fidelity Central Funds (cost $65,758,937)	65,813,235
Total Investments (cost $645,513,744)		$ 701,398,303
Foreign currency held at value (cost $11,717)		11,718
Receivable for investments sold Regular delivery		15,613,283
Delayed delivery		848,618
Receivable for fund shares sold		844,584
Dividends receivable		886,660
Interest receivable		1,568,044
Distributions receivable from Fidelity Central Funds		15,657
Prepaid expenses		408
Other receivables		16,958
Total assets		721,204,233

Liabilities
Payable to custodian bank	$ 283,593
Payable for investments purchased Regular delivery	15,297,258
Delayed delivery	836,775
Payable for fund shares redeemed	672,514
Accrued management fee	403,825
Distribution and service plan fees payable	41,916
Other affiliated payables	134,660
Other payables and accrued expenses	108,395
Collateral on securities loaned, at value	7,195,090
Total liabilities		24,974,026

Net Assets		$ 696,230,207
Net Assets consist of:
Paid in capital		$ 606,959,471
Undistributed net investment income		2,274,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		31,100,613
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,895,638
Net Assets		$ 696,230,207

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,671,215 ÷ 1,876,642 shares)	$ 24.87

Maximum offering price per share (100/94.25 of $24.87)	$ 26.39
Class T: Net Asset Value and redemption price per share ($16,873,247 ÷ 681,228 shares)	$ 24.77

Maximum offering price per share (100/96.50 of $24.77)	$ 25.67
Class B: Net Asset Value and offering price per share ($2,216,653 ÷ 89,609 shares)A	$ 24.74

Class C: Net Asset Value and offering price per share ($28,071,640 ÷ 1,146,943 shares)A	$ 24.48

Global Balanced: Net Asset Value, offering price and redemption price per share ($596,657,286 ÷ 23,815,367 shares)	$ 25.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,740,166 ÷ 229,703 shares)	$ 24.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 3,844,965
Interest		2,207,968
Income from Fidelity Central Funds		207,694
Income before foreign taxes withheld		6,260,627
Less foreign taxes withheld		(212,663)
Total income		6,047,964

Expenses
Management fee	$ 2,306,088
Transfer agent fees	612,315
Distribution and service plan fees	234,800
Accounting and security lending fees	162,657
Custodian fees and expenses	94,430
Independent trustees' compensation	1,252
Registration fees	101,004
Audit	41,745
Legal	1,401
Miscellaneous	2,280
Total expenses before reductions	3,557,972
Expense reductions	(4,840)	3,553,132
Net investment income (loss)		2,494,832
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,025,892
Fidelity Central Funds	32,122
Foreign currency transactions	17,110
Capital gain distributions from Fidelity Central Funds	43,047
Total net realized gain (loss)		33,118,171
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,440,531)
Assets and liabilities in foreign currencies	9,213
Total change in net unrealized appreciation (depreciation)		(12,431,318)
Net gain (loss)		20,686,853
Net increase (decrease) in net assets resulting from operations		$ 23,181,685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,494,832	$ 4,288,113
Net realized gain (loss)	33,118,171	53,592,993
Change in net unrealized appreciation (depreciation)	(12,431,318)	17,977,544
Net increase (decrease) in net assets resulting from operations	23,181,685	75,858,650
Distributions to shareholders from net investment income	(3,503,738)	(6,429,111)
Distributions to shareholders from net realized gain	(49,182,400)	(6,490,956)
Total distributions	(52,686,138)	(12,920,067)
Share transactions - net increase (decrease)	105,191,471	30,275,272
Redemption fees	4,945	9,441
Total increase (decrease) in net assets	75,691,963	93,223,296

Net Assets
Beginning of period	620,538,244	527,314,948
End of period (including undistributed net investment income of $2,274,485 and undistributed net investment income of $3,283,391, respectively)	$ 696,230,207	$ 620,538,244

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.18	$ 23.45	$ 22.05	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.07	.13	.27	.22	.17	.12
Net realized and unrealized gain (loss)	.79	3.13	1.41	.22	2.43	4.39
Total from investment operations	.86	3.26	1.68	.44	2.60	4.51
Distributions from net investment income	(.10)	(.24)	(.19)	(.17)	(.23)	-
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(2.17)	(.53)	(.28)	(.27) K	(.31)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.87	$ 26.18	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Total Return B, C, D	3.61%	14.19%	7.74%	2.04%	13.40%	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A	1.31%	1.33%	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.29% A	1.31%	1.33%	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.29% A	1.29%	1.32%	1.35%	1.41%	1.46% A
Net investment income (loss)	.55% A	.55%	1.18%	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,671	$ 38,972	$ 26,714	$ 20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.04	$ 23.32	$ 21.96	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.03	.07	.21	.17	.13	.11
Net realized and unrealized gain (loss)	.79	3.12	1.41	.22	2.42	4.37
Total from investment operations	.82	3.19	1.62	.39	2.55	4.48
Distributions from net investment income	(.02)	(.18)	(.17)	(.13)	(.23)	-
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(2.09)	(.47)	(.26)	(.24)	(.30) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.77	$ 26.04	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Total Return B, C, D	3.45%	13.94%	7.46%	1.80%	13.17%	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56% A	1.57%	1.58%	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.56% A	1.57%	1.58%	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.56% A	1.55%	1.57%	1.58%	1.60%	1.68% A
Net investment income (loss)	.28% A	.28%	.94%	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,873	$ 14,650	$ 13,654	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.94	$ 23.22	$ 21.80	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	.09	.04	.02	.05
Net realized and unrealized gain (loss)	.78	3.11	1.41	.23	2.41	4.35
Total from investment operations	.75	3.05	1.50	.27	2.43	4.40
Distributions from net investment income	-	(.04)	-	(.04)	(.16)	-
Distributions from net realized gain	(1.95)	(.29)	(.08)	(.11)	(.08)	-
Total distributions	(1.95)	(.33)	(.08)	(.15)	(.23) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.74	$ 25.94	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Total Return B, C, D	3.19%	13.30%	6.92%	1.24%	12.58%	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.10%	2.12%	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.07% A	2.10%	2.12%	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.07% A	2.08%	2.11%	2.13%	2.16%	2.20% A
Net investment income (loss)	(.24)% A	(.24)%	.39%	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,217	$ 2,325	$ 2,426	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.76	$ 23.09	$ 21.73	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	.09	.05	.03	.05
Net realized and unrealized gain (loss)	.78	3.08	1.41	.22	2.40	4.36
Total from investment operations	.75	3.02	1.50	.27	2.43	4.41
Distributions from net investment income	-	(.06)	(.05)	(.08)	(.20)	-
Distributions from net realized gain	(2.03)	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(2.03)	(.35)	(.14)	(.19)	(.27) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.48	$ 25.76	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Total Return B, C, D	3.20%	13.27%	6.94%	1.24%	12.58%	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A	2.12%	2.13%	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.09% A	2.12%	2.13%	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.09% A	2.10%	2.12%	2.11%	2.10%	2.19% A
Net investment income (loss)	(.25)% A	(.26)%	.39%	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,072	$ 20,997	$ 13,797	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.38	$ 23.62	$ 22.18	$ 21.99	$ 19.62	$ 16.94
Income from Investment Operations
Net investment income (loss) D	.11	.21	.33	.29	.24	.28
Net realized and unrealized gain (loss)	.79	3.14	1.44	.22	2.43	2.95
Total from investment operations	.90	3.35	1.77	.51	2.67	3.23
Distributions from net investment income	(.16)	(.30)	(.24)	(.21)	(.23)	(.38)
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)	(.17)
Total distributions	(2.23)	(.59)	(.33)	(.32)	(.30) I	(.55)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 25.05	$ 26.38	$ 23.62	$ 22.18	$ 21.99	$ 19.62
Total Return B, C	3.75%	14.52%	8.11%	2.34%	13.76%	19.86%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A	1.02%	1.03%	1.05%	1.11%	1.24%
Expenses net of fee waivers, if any	1.00% A	1.02%	1.03%	1.05%	1.10%	1.23%
Expenses net of all reductions	1.00% A	1.00%	1.02%	1.04%	1.08%	1.21%
Net investment income (loss)	.84% A	.84%	1.48%	1.29%	1.16%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 596,657	$ 540,412	$ 468,758	$ 520,753	$ 542,319	$ 419,747
Portfolio turnover rate F	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.33	$ 23.58	$ 22.16	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.10	.20	.33	.28	.23	.21
Net realized and unrealized gain (loss)	.79	3.14	1.43	.21	2.44	4.35
Total from investment operations	.89	3.34	1.76	.49	2.67	4.56
Distributions from net investment income	(.17)	(.30)	(.25)	(.21)	(.25)	-
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(2.23) K	(.59)	(.34)	(.32)	(.32) J	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.99	$ 26.33	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Total Return B, C	3.74%	14.50%	8.10%	2.25%	13.75%	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04% A	1.03%	1.04%	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.03% A	1.03%	1.04%	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.03% A	1.01%	1.03%	1.10%	1.12%	1.10% A
Net investment income (loss)	.80% A	.83%	1.48%	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,740	$ 3,183	$ 1,966	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share. KTotal distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A , Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which

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3. Significant Accounting Policies - continued

Investment Valuation - continued

considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,800,259
Gross unrealized depreciation	9,189,936
Net unrealized appreciation (depreciation) on securities and other investments	$ 54,610,323

Tax cost	$ 646,787,980

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $476,362,911 and $448,707,188, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 52,914	$ 5,157
Class T	.25%	.25%	38,921	361
Class B	.75%	.25%	11,913	8,983
Class C	.75%	.25%	131,052	33,830
			$ 234,800	$ 48,331

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5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,938
Class T	4,998
Class B*	1,019
Class C*	2,900
$ 30,855

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 45,449.21
Class T	18,450.24
Class B	2,992.25
Class C	35,325.27
Global Balanced	505,546.18
Institutional Class	4,553.21
	$ 612,315

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,685 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $597 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total

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7. Security Lending - continued

security lending income during the period amounted to $25,504. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $33.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,782.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 152,819	$ 270,108
Class T	11,268	106,614
Class B	-	3,936
Class C	-	36,163
Global Balanced	3,316,757	5,986,097
Institutional Class	22,894	26,193
Total	$ 3,503,738	$ 6,429,111
From net realized gain
Class A	$ 3,093,845	$ 326,381
Class T	1,163,373	170,817
Class B	180,282	29,264
Class C	1,920,811	171,922
Global Balanced	42,540,993	5,767,336
Institutional Class	283,096	25,236
Total	$ 49,182,400	$ 6,490,956

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	425,434	565,083	$ 10,621,339	$ 13,868,960
Reinvestment of distributions	126,868	24,168	3,032,156	560,464
Shares redeemed	(164,137)	(239,996)	(4,112,923)	(5,807,510)
Net increase (decrease)	388,165	349,255	$ 9,540,572	$ 8,621,914
Class T
Shares sold	144,449	156,543	$ 3,603,198	$ 3,830,990
Reinvestment of distributions	45,887	10,034	1,093,477	231,879
Shares redeemed	(71,762)	(189,350)	(1,802,682)	(4,594,877)
Net increase (decrease)	118,574	(22,773)	$ 2,893,993	$ (532,008)
Class B
Shares sold	7,404	17,632	$ 186,868	$ 435,293
Reinvestment of distributions	6,875	1,278	163,899	29,567
Shares redeemed	(14,307)	(33,759)	(351,840)	(816,718)
Net increase (decrease)	(28)	(14,849)	$ (1,073)	$ (351,858)
Class C
Shares sold	460,173	360,308	$ 11,418,637	$ 8,706,313
Reinvestment of distributions	75,134	7,987	1,772,408	183,549
Shares redeemed	(203,460)	(150,800)	(4,970,314)	(3,607,930)
Net increase (decrease)	331,847	217,495	$ 8,220,731	$ 5,281,932
Global Balanced
Shares sold	3,627,627	4,785,470	$ 91,314,882	$ 117,973,727
Reinvestment of distributions	1,818,963	477,782	43,746,063	11,137,090
Shares redeemed	(2,113,705)	(4,627,249)	(53,260,831)	(112,781,328)
Net increase (decrease)	3,332,885	636,003	$ 81,800,114	$ 16,329,489

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Institutional Class
Shares sold	110,715	58,246	$ 2,795,942	$ 1,432,050
Reinvestment of distributions	11,057	1,992	265,261	46,340
Shares redeemed	(12,939)	(22,761)	(324,069)	(552,587)
Net increase (decrease)	108,833	37,477	$ 2,737,134	$ 925,803

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AGBLI-USAN-0614
1.883458.105

Fidelity®

Global Balanced

Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.29%
Actual		$ 1,000.00	$ 1,036.10	$ 6.51
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.56%
Actual		$ 1,000.00	$ 1,034.50	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Class B	2.07%
Actual		$ 1,000.00	$ 1,031.90	$ 10.43
HypotheticalA		$ 1,000.00	$ 1,014.53	$ 10.34
Class C	2.09%
Actual		$ 1,000.00	$ 1,032.00	$ 10.53
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
Global Balanced	1.00%
Actual		$ 1,000.00	$ 1,037.50	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Institutional Class	1.03%
Actual		$ 1,000.00	$ 1,037.40	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .02%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed Income Central Funds.
Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United States of America* 41.4%
Japan 15.1%
United Kingdom 8.5%
Germany 8.2%
Canada 3.9%
Italy 3.1%
France 3.1%
Switzerland 3.1%
Netherlands 2.4%
Other 11.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United States of America* 41.1%
Japan 17.0%
Germany 9.1%
United Kingdom 8.6%
France 4.2%
Switzerland 2.7%
Italy 2.4%
Ireland 2.3%
Canada 1.6%
Other 11.0%
* Includes Short-Term Investments and Net Other Assets (Liabilities)

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	55.6	61.6
Bonds	36.3	33.4
Convertible Securities	0.0	0.1
Other Investments	0.3	0.1
Short-Term Investments and Net Other Assets (Liabilities)	7.8	4.8
Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Cabot Oil & Gas Corp. (United States of America)	1.7	1.4
Cummins, Inc. (United States of America)	1.5	1.1
McGraw Hill Financial, Inc. (United States of America)	1.5	1.3
Adobe Systems, Inc. (United States of America)	1.3	0.6
Google, Inc. Class A (United States of America)	1.1	1.0
	7.1
Top Five Bond Issuers as of April 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	7.9	7.2
German Federal Republic	4.4	5.2
U.S. Treasury Obligations	3.3	3.4
Buoni Poliennali del Tesoro	2.0	1.3
Spanish Kingdom	1.6	0.3
	19.2
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.7	16.2
Industrials	9.1	8.7
Consumer Discretionary	8.2	8.8
Energy	7.3	7.4
Health Care	7.0	8.7
Information Technology	6.5	8.3
Consumer Staples	5.0	5.2
Materials	3.3	4.6
Utilities	1.6	0.7
Telecommunication Services	1.4	1.8

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.4%
	Shares	Value
Australia - 1.5%
Ainsworth Game Technology Ltd.	48,950	$ 188,719
AMP Ltd.	126,724	594,519
Asciano Ltd.	51,620	259,436
Australia & New Zealand Banking Group Ltd.	22,704	727,042
BHP Billiton Ltd.	31,591	1,112,528
Commonwealth Bank of Australia	22,916	1,679,699
Computershare Ltd.	53,140	609,683
CSL Ltd.	11,549	734,187
David Jones Ltd.	77,053	281,318
John Fairfax Holdings Ltd.	331,723	302,007
Leighton Holdings Ltd.	15,397	272,917
Lend Lease Group unit	33,821	406,885
Macquarie CountryWide Trust	70,464	252,680
Macquarie Group Ltd.	9,545	511,644
Pact Group Holdings Ltd.	67,092	210,670
QBE Insurance Group Ltd.	29,837	320,981
Sims Metal Management Ltd. (a)	38,669	351,691
Suncorp-Metway Ltd.	54,373	657,673
Super Cheap Auto Group Ltd.	18,070	170,556
Sydney Airport unit	128,353	503,193
Wotif.com Holdings Ltd.	80,600	199,923
TOTAL AUSTRALIA		10,347,951
Austria - 0.2%
Andritz AG	11,200	695,107
Erste Group Bank AG	20,237	679,154
TOTAL AUSTRIA		1,374,261
Bailiwick of Jersey - 0.1%
Informa PLC	43,823	356,857
Belgium - 0.5%
Anheuser-Busch InBev SA NV (e)	19,500	2,125,420
KBC Groupe SA	14,318	872,232
UCB SA	8,700	713,213
TOTAL BELGIUM		3,710,865
Bermuda - 0.2%
Biosensors International Group Ltd.	352,000	266,730
Hankore Environment Tech Group L (a)	1,913,000	172,425
Luk Fook Holdings International Ltd.	29,000	82,291
Nam Cheong Ltd.	995,000	281,746
Nine Dragons Paper (Holdings) Ltd.	303,000	198,927
Common Stocks - continued
	Shares	Value
Bermuda - continued
Pacific Basin Shipping Ltd.	189,000	$ 109,944
Shangri-La Asia Ltd.	46,000	75,827
TOTAL BERMUDA		1,187,890
British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	9,731	264,391
Canada - 3.2%
Agnico Eagle Mines Ltd. (Canada)	3,300	97,460
Agrium, Inc.	1,200	115,254
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,200	541,114
ARC Resources Ltd.	4,000	118,681
Bank of Montreal (e)	9,500	654,829
Bank of Nova Scotia	11,900	723,087
Barrick Gold Corp.	12,300	214,679
BCE, Inc.	10,800	480,854
Brookfield Asset Management, Inc. Class A	11,300	474,352
Calfrac Well Services Ltd.	500	17,312
Cameco Corp.	5,400	114,942
Canadian Imperial Bank of Commerce	3,800	338,795
Canadian National Railway Co.	12,300	720,460
Canadian Natural Resources Ltd.	16,000	651,941
Canadian Oil Sands Ltd.	1,500	32,517
Canadian Pacific Railway Ltd.	2,400	374,742
Canadian Tire Ltd. Class A (non-vtg.)	2,600	255,362
Catamaran Corp. (a)	2,300	87,379
CCL Industries, Inc. Class B	1,800	163,668
Cenovus Energy, Inc.	10,300	306,825
CGI Group, Inc. Class A (sub. vtg.) (a)	3,600	129,804
CI Financial Corp.	1,800	58,464
Cineplex, Inc.	3,100	116,839
Constellation Software, Inc.	600	132,886
Corus Entertainment, Inc. Class B (non-vtg.)	200	4,493
Crescent Point Energy Corp.	5,300	215,617
Dollarama, Inc.	5,260	437,482
Eldorado Gold Corp.	2,200	13,408
Enbridge, Inc.	10,400	501,853
Encana Corp.	9,400	217,751
First Quantum Minerals Ltd.	18,174	361,971
Franco-Nevada Corp.	4,300	207,262
Gildan Activewear, Inc.	3,900	199,368
Goldcorp, Inc.	12,700	313,662
Husky Energy, Inc.	4,900	160,137
Common Stocks - continued
	Shares	Value
Canada - continued
Imperial Oil Ltd.	9,800	$ 478,533
Industrial Alliance Insurance and Financial Services, Inc.	1,800	74,312
Intact Financial Corp.	950	62,380
Inter Pipeline Ltd.	7,900	214,789
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	42,324
Keyera Corp.	2,723	181,111
MacDonald Dettwiler & Associates Ltd.	1,000	77,551
Magna International, Inc. Class A (sub. vtg.)	6,300	617,211
Manulife Financial Corp.	29,900	561,418
Methanex Corp.	2,900	179,628
Metro, Inc. Class A (sub. vtg.)	1,300	80,131
National Bank of Canada	1,200	49,804
Onex Corp. (sub. vtg.)	3,900	222,745
Open Text Corp.	2,200	108,490
Pembina Pipeline Corp.	7,900	310,436
Peyto Exploration & Development Corp.	5,400	199,091
Potash Corp. of Saskatchewan, Inc. (e)	14,700	531,375
Precision Drilling Corp.	7,500	97,509
Quebecor, Inc. Class B (sub. vtg.)	4,700	110,848
RioCan (REIT)	1,000	24,844
Rogers Communications, Inc. Class B (non-vtg.) (e)	4,750	188,648
Royal Bank of Canada	24,700	1,648,470
Saputo, Inc.	3,100	165,769
Silver Wheaton Corp.	6,700	148,604
Stantec, Inc.	2,800	165,949
Sun Life Financial, Inc.	12,100	409,571
Suncor Energy, Inc.	38,672	1,491,768
Tahoe Resources, Inc. (a)	4,900	109,038
TELUS Corp.	9,500	334,738
The Toronto-Dominion Bank	32,100	1,544,303
Tim Hortons, Inc. (Canada)	800	43,881
Tourmaline Oil Corp. (a)	6,800	352,082
TransCanada Corp.	8,600	400,792
Valeant Pharmaceuticals International (Canada) (a)	6,700	895,962
Veresen, Inc.	7,400	109,442
Vermilion Energy, Inc.	5,000	332,695
West Fraser Timber Co. Ltd.	2,000	89,412
Yamana Gold, Inc.	2,600	19,475
TOTAL CANADA		22,230,379
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.1%
Anta Sports Products Ltd.	112,000	$ 163,819
Geely Automobile Holdings Ltd.	560,000	194,300
Mindray Medical International Ltd. sponsored ADR	4,200	138,852
New Oriental Education & Technology Group, Inc. sponsored ADR	9,000	217,800
SINA Corp. (a)	1,200	57,360
Tencent Holdings Ltd.	3,400	211,904
TOTAL CAYMAN ISLANDS		984,035
China - 0.0%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	30,500	225,614
Denmark - 0.5%
Coloplast A/S Series B	8,300	696,398
Novo Nordisk A/S Series B	44,500	2,019,678
Vestas Wind Systems A/S (a)	11,700	519,323
TOTAL DENMARK		3,235,399
Finland - 0.4%
Amer Group PLC (A Shares)	23,400	483,064
Kesko Oyj	11,400	465,617
Raisio Group PLC (V Shares)	60,500	395,332
Rakentajain Konevuokraamo Oyj (B Shares)	24,404	543,403
Sampo Oyj (A Shares) (e)	17,529	870,372
TOTAL FINLAND		2,757,788
France - 2.4%
Atos Origin SA	7,487	646,389
AXA SA	52,500	1,367,494
BNP Paribas SA	26,172	1,964,719
Bureau Veritas SA	28,200	860,712
Christian Dior SA (e)	8,605	1,768,636
GDF Suez (e)	52,050	1,312,445
Ipsos SA	14,800	573,686
Kering SA	4,300	950,917
Legrand SA	15,250	983,805
Numericable Group SA (a)	7,900	377,026
Publicis Groupe SA	10,047	855,837
Rexel SA	30,378	767,038
Technip SA (e)	8,900	1,001,375
Total SA (a)	50,700	3,627,292
TOTAL FRANCE		17,057,371
Common Stocks - continued
	Shares	Value
Germany - 2.4%
adidas AG	7,300	$ 779,121
BASF AG	18,978	2,196,639
Bayer AG	16,800	2,330,748
Beiersdorf AG	6,100	611,524
CompuGroup Medical AG	20,100	535,685
Continental AG	4,500	1,054,143
CTS Eventim AG	9,816	625,077
Daimler AG (Germany)	21,725	2,011,254
Deutsche Boerse AG	10,700	783,649
Deutsche Post AG	29,862	1,124,177
Deutsche Wohnen AG (a)	31,690	663,873
GEA Group AG	14,889	666,061
HeidelbergCement Finance AG	10,066	873,096
KION Group AG	13,701	647,605
Linde AG	6,300	1,306,239
MLP AG	74,700	507,812
TOTAL GERMANY		16,716,703
Hong Kong - 0.4%
AIA Group Ltd.	157,600	764,323
Champion (REIT)	120,000	56,495
Cheung Kong Holdings Ltd.	17,000	289,438
Lenovo Group Ltd.	144,000	163,819
Power Assets Holdings Ltd.	32,000	276,540
Techtronic Industries Co. Ltd.	200,500	638,770
Wharf Holdings Ltd.	39,000	272,896
TOTAL HONG KONG		2,462,281
Ireland - 1.2%
Actavis PLC (a)	17,400	3,555,342
Alkermes PLC (a)	26,000	1,202,760
CRH PLC	34,600	1,007,331
DCC PLC (United Kingdom)	14,300	732,291
Greencore Group PLC	106,221	468,266
James Hardie Industries PLC CDI	35,389	451,064
Kingspan Group PLC (United Kingdom)	31,400	590,276
Ryanair Holdings PLC sponsored ADR (a)	9,800	524,104
Trinity Biotech PLC sponsored ADR	3,000	73,530
TOTAL IRELAND		8,604,964
Isle of Man - 0.0%
Genting Singapore PLC	77,000	81,379
Common Stocks - continued
	Shares	Value
Israel - 0.2%
Sarine Technologies Ltd.	281,500	$ 621,963
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,200	547,232
TOTAL ISRAEL		1,169,195
Italy - 0.5%
Astaldi SpA (e)	60,700	656,855
Azimut Holding SpA	15,500	482,763
Banca Popolare dell'Emilia Romagna (a)(e)	26,600	305,746
MARR SpA	36,431	705,069
Prada SpA	51,700	412,776
Prysmian SpA	24,100	626,574
World Duty Free SpA (a)	37,812	506,487
TOTAL ITALY		3,696,270
Japan - 4.3%
AEON Financial Service Co. Ltd.	26,600	668,935
AEON Mall Co. Ltd.	18,980	451,874
Asahi Kasei Corp.	65,000	441,874
Bridgestone Corp.	17,400	622,918
Dai-ichi Mutual Life Insurance Co.	41,200	569,832
Daikin Industries Ltd.	13,400	773,447
Don Quijote Holdings Co. Ltd.	6,000	315,743
Furukawa Electric Co. Ltd.	434,000	976,378
Hino Motors Ltd.	22,100	290,963
Hitachi Metals Ltd.	64,000	867,648
Hoya Corp.	45,300	1,335,494
INPEX Corp.	24,700	359,501
Itochu Corp.	46,500	520,331
Japan Tobacco, Inc.	30,800	1,011,051
JFE Holdings, Inc.	21,900	404,861
JSR Corp.	30,200	494,791
JX Holdings, Inc.	125,000	648,017
Kajima Corp.	60,000	228,298
Kansai Electric Power Co., Inc. (a)	21,900	183,366
KDDI Corp.	21,300	1,133,805
Makita Corp.	6,400	339,297
Mitsubishi Electric Corp.	121,000	1,376,466
Mitsubishi Heavy Industries Ltd.	151,000	794,620
Mitsui & Co. Ltd.	22,300	316,063
Mitsui Fudosan Co. Ltd.	15,000	443,244
MS&AD Insurance Group Holdings, Inc.	26,300	589,104
Nihon Parkerizing Co. Ltd.	15,700	342,303
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Ceramic Co. Ltd.	22,400	$ 350,127
Nippon Shinyaku Co. Ltd.	29,000	510,305
Nissan Motor Co. Ltd.	131,800	1,137,249
Nitori Holdings Co. Ltd.	7,300	334,528
ORIX Corp.	115,900	1,674,420
Rakuten, Inc.	47,500	614,222
Shinsei Bank Ltd.	221,000	430,176
SoftBank Corp.	15,000	1,113,611
Stanley Electric Co. Ltd.	43,900	970,450
Sumitomo Mitsui Financial Group, Inc.	29,100	1,150,332
Sumitomo Mitsui Trust Holdings, Inc.	193,000	795,295
THK Co. Ltd.	27,400	579,706
Tohoku Electric Power Co., Inc.	15,800	150,219
Tokyo Tatemono Co. Ltd.	55,000	437,913
Toray Industries, Inc.	75,000	489,314
Toyota Motor Corp.	19,700	1,064,355
Welcia Holdings Co. Ltd.	8,400	506,950
Yamaha Motor Co. Ltd.	74,200	1,144,553
TOTAL JAPAN		29,953,949
Luxembourg - 0.1%
Samsonite International SA	119,100	377,903
Netherlands - 0.8%
AerCap Holdings NV (a)	57,000	2,378,610
ING Groep NV (Certificaten Van Aandelen) (a)	90,700	1,296,544
Koninklijke Philips Electronics NV	33,300	1,066,039
Royal DSM NV	10,800	774,341
TOTAL NETHERLANDS		5,515,534
New Zealand - 0.1%
Fletcher Building Ltd.	26,023	219,271
Telecom Corp. of New Zealand Ltd.	133,592	319,094
TOTAL NEW ZEALAND		538,365
Norway - 0.3%
DNB ASA (e)	47,000	830,998
Telenor ASA	42,400	995,037
TOTAL NORWAY		1,826,035
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	38,197	315,462
Common Stocks - continued
	Shares	Value
Singapore - 0.0%
Great Eastern Holdings Ltd.	8,000	$ 121,241
South Africa - 0.1%
Naspers Ltd. Class N	5,000	471,460
Spain - 0.3%
Criteria CaixaCorp SA	152,782	930,514
Hispania Activos Inmobiliarios SA (a)	29,000	407,964
Repsol YPF SA	35,723	961,470
TOTAL SPAIN		2,299,948
Sweden - 0.6%
AF AB (B Shares)	14,512	524,487
Investment AB Kinnevik (B Shares)	17,300	607,956
Nordea Bank AB	95,000	1,372,651
Svenska Handelsbanken AB (A Shares)	21,300	1,068,898
Swedish Match Co. AB	21,200	726,751
TOTAL SWEDEN		4,300,743
Switzerland - 2.9%
Aryzta AG	10,560	974,889
Baloise Holdings AG	5,410	657,732
Nestle SA	61,045	4,717,819
Partners Group Holding AG	2,459	672,795
Roche Holding AG (participation certificate)	13,858	4,065,193
Schindler Holding AG (participation certificate)	4,228	654,305
Syngenta AG (Switzerland)	2,800	1,108,777
TE Connectivity Ltd.	89,000	5,249,220
UBS AG	77,535	1,621,558
Vontobel Holdings AG	15,592	610,322
TOTAL SWITZERLAND		20,332,610
United Kingdom - 5.6%
Aberdeen Asset Management PLC	107,543	793,122
Associated British Foods PLC	14,714	738,089
AstraZeneca PLC sponsored ADR	5,900	466,395
Babcock International Group PLC	33,100	667,279
Babcock International Group PLC rights 5/6/14 (a)	12,230	82,597
Barclays PLC	467,231	1,995,099
BG Group PLC	88,400	1,788,070
BHP Billiton PLC	68,107	2,211,052
Brit PLC (a)	118,900	427,097
British American Tobacco PLC (United Kingdom)	48,800	2,817,956
BT Group PLC	210,600	1,314,702
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Bunzl PLC	26,800	$ 760,638
Compass Group PLC	66,900	1,064,026
Dechra Pharmaceuticals PLC	44,400	517,258
Diageo PLC	51,630	1,581,934
Elementis PLC	120,400	563,705
Galliford Try PLC	22,690	455,120
GlaxoSmithKline PLC	95,259	2,632,060
HSBC Holdings PLC (United Kingdom)	78,559	802,686
ICAP PLC	94,299	659,307
IMI PLC	21,835	552,993
ITV PLC	267,600	822,305
Jazztel PLC (a)	47,800	733,448
Kingfisher PLC	129,800	916,284
London Stock Exchange Group PLC	21,600	660,826
Meggitt PLC	77,879	626,817
Mondi PLC	31,300	519,221
Next PLC	8,200	902,686
Prudential PLC	80,710	1,855,453
Rolls-Royce Group PLC	66,027	1,170,540
Royal & Sun Alliance Insurance Group PLC	465,425	771,286
Royal Dutch Shell PLC Class B (United Kingdom)	48,022	2,039,063
Schroders PLC	14,300	617,124
SIG PLC	149,610	483,732
Smith & Nephew PLC	52,868	824,379
Spectris PLC	14,400	540,963
St. James's Place Capital PLC	37,600	488,826
Taylor Wimpey PLC	207,800	368,743
Unite Group PLC	103,197	736,155
Vodafone Group PLC	217,863	827,141
TOTAL UNITED KINGDOM		38,796,177
United States of America - 26.5%
Adobe Systems, Inc. (a)	141,500	8,729,135
Alexion Pharmaceuticals, Inc. (a)	3,100	490,420
American Airlines Group, Inc.	192,000	6,733,440
American Electric Power Co., Inc.	3,000	161,430
American Express Co.	16,000	1,398,880
Ameriprise Financial, Inc.	62,700	6,999,201
Anadarko Petroleum Corp.	13,000	1,287,260
ANSYS, Inc. (a)	11,000	839,410
AutoZone, Inc. (a)	5,700	3,043,173
Baker Hughes, Inc.	7,000	489,300
Common Stocks - continued
	Shares	Value
United States of America - continued
Biogen Idec, Inc. (a)	7,500	$ 2,153,400
Boston Scientific Corp. (a)	109,000	1,374,490
Cabot Oil & Gas Corp.	294,000	11,548,320
Caterpillar, Inc.	9,000	948,600
CBS Corp. Class B	6,000	346,560
Charles Schwab Corp.	41,000	1,088,550
Church & Dwight Co., Inc.	7,000	483,070
Colgate-Palmolive Co.	7,775	523,258
Comcast Corp. Class A	105,000	5,434,800
Computer Sciences Corp.	12,000	710,160
CONSOL Energy, Inc.	5,000	222,550
Continental Resources, Inc. (a)	1,000	138,520
Cummins, Inc.	70,300	10,604,755
CVS Caremark Corp.	34,000	2,472,480
Devon Energy Corp.	5,000	350,000
Dynegy, Inc. (a)	9,600	273,120
Endocyte, Inc. (a)	7,700	139,447
Estee Lauder Companies, Inc. Class A	33,000	2,394,810
Facebook, Inc. Class A (a)	30,000	1,793,400
Fidelity National Information Services, Inc.	62,000	3,312,660
Freeport-McMoRan Copper & Gold, Inc.	66,000	2,268,420
Google, Inc. Class A (a)	13,800	7,381,344
Halliburton Co.	64,000	4,036,480
Illumina, Inc. (a)	35,900	4,877,015
inContact, Inc. (a)	54,000	445,500
Intercept Pharmaceuticals, Inc. (a)	8,900	2,350,668
InterMune, Inc. (a)	11,000	352,880
Isis Pharmaceuticals, Inc. (a)	3,700	98,457
Johnson & Johnson	41,000	4,152,890
Kate Spade & Co. (a)	4,200	146,034
Las Vegas Sands Corp.	19,000	1,503,470
Lumber Liquidators Holdings, Inc. (a)	3,000	261,480
Marriott International, Inc. Class A	51,000	2,954,430
MasterCard, Inc. Class A	28,000	2,059,400
McGraw Hill Financial, Inc.	142,000	10,498,060
Moody's Corp.	26,000	2,041,000
Morgan Stanley	31,000	958,830
MPLX LP	700	37,891
Neurocrine Biosciences, Inc. (a)	13,000	182,260
NextEra Energy, Inc.	7,000	698,950
Noble Energy, Inc.	48,000	3,445,440
Norfolk Southern Corp.	49,900	4,717,047
Common Stocks - continued
	Shares	Value
United States of America - continued
Oceaneering International, Inc.	16,000	$ 1,172,480
Oracle Corp.	99,400	4,063,472
Philip Morris International, Inc.	6,000	512,580
Phillips 66 Partners LP	4,455	238,877
Pioneer Natural Resources Co.	6,300	1,217,601
Prestige Brands Holdings, Inc. (a)	27,700	928,504
priceline.com, Inc. (a)	600	694,650
QUALCOMM, Inc.	18,000	1,416,780
Range Resources Corp.	66,000	5,969,700
Rex Energy Corp. (a)	11,000	231,660
salesforce.com, Inc. (a)	34,300	1,771,595
Sempra Energy	44,000	4,338,840
Spectra Energy Corp.	3,000	119,130
Spirit Airlines, Inc. (a)	19,400	1,102,696
The Coca-Cola Co.	53,000	2,161,870
The Cooper Companies, Inc.	5,600	738,696
The Walt Disney Co.	24,000	1,904,160
Thermo Fisher Scientific, Inc.	53,000	6,042,000
TJX Companies, Inc.	103,700	6,033,266
Union Pacific Corp.	23,900	4,551,277
Web.com Group, Inc. (a)	18,500	568,135
Wells Fargo & Co.	66,000	3,276,240
Workday, Inc. Class A (a)	2,800	204,596
Zebra Technologies Corp. Class A (a)	44,000	3,055,360
TOTAL UNITED STATES OF AMERICA		184,266,710
TOTAL COMMON STOCKS (Cost $336,504,951)		385,579,730
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG	6,500	1,750,350
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	20,581,153	34,749
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,106,246)		1,785,099
Nonconvertible Bonds - 8.8%
		Principal Amount (d)	Value
Australia - 0.0%
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		$ 250,000	$ 328,374
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.) (g)	GBP	500,000	845,328
4.7201% 7/31/18 (Reg. S)	GBP	600,000	1,064,073
TOTAL BAILIWICK OF JERSEY			1,909,401
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	412,698
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	259,280
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	183,240	288,174
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	295,644
6.875% 3/14/26	GBP	150,000	314,820
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	212,362
TOTAL CAYMAN ISLANDS			1,111,000
France - 0.6%
Arkema SA 3.85% 4/30/20	EUR	300,000	462,807
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	351,736
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	721,020
EDF SA:
2.15% 1/22/19 (f)		500,000	502,142
4.625% 9/11/24	EUR	150,000	249,773
Eutelsat SA 2.625% 1/13/20 (Reg. S)	EUR	200,000	287,831
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,126,879
Iliad SA 4.875% 6/1/16	EUR	500,000	739,395
TOTAL FRANCE			4,441,583
Germany - 0.2%
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	759,540
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	286,359
3.125% 7/10/23	EUR	250,000	370,124
TOTAL GERMANY			1,416,023
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	422,964
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Ireland - 0.1%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	$ 222,076
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	818,306
TOTAL IRELAND			1,040,382
Italy - 0.3%
Assicurazioni Generali SpA 2.875% 1/14/20 (Reg. S)	EUR	300,000	435,359
Banca Monte dei Paschi di Siena SpA 2.875% 4/16/21 (Reg S.)	EUR	300,000	419,173
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	852,221
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	434,991
Unione di Banche Italiane ScpA 4.5% 2/22/16	EUR	200,000	295,641
TOTAL ITALY			2,437,385
Japan - 0.1%
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S) (h)		400,000	461,000
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	223,147
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	196,938
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		450,000	472,175
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	200,642
TOTAL KOREA (SOUTH)			1,092,902
Netherlands - 0.7%
Achmea BV 2.5% 11/19/20	EUR	500,000	711,271
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	568,156
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		350,000	360,456
5% 10/2/23 (f)		450,000	475,104
Heineken NV 1.4% 10/1/17 (f)		550,000	548,115
LYB International Finance BV:
4% 7/15/23		500,000	517,771
4.875% 3/15/44		500,000	512,321
Robert Bosch Investment NL BV 1.625% 5/24/21	EUR	200,000	277,232
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	412,351
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	211,318
TOTAL NETHERLANDS			4,594,095
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	396,800
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		$ 400,000	$ 420,433
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	275,497
TOTAL SINGAPORE			695,930
Spain - 0.3%
BBVA Subordinated Capital SAU 3.5% 4/11/24 (Reg S.) (h)	EUR	1,200,000	1,681,498
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	524,994
TOTAL SPAIN			2,206,492
Sweden - 0.1%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	285,980
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	441,000	625,847
TOTAL SWEDEN			911,827
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	295,500
United Kingdom - 1.6%
Abbey National Treasury Services PLC:
2% 1/14/19 (Reg. S)	EUR	550,000	782,349
3.625% 9/8/16	EUR	400,000	594,867
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	639,498
6.75% 1/16/23 (h)	GBP	300,000	558,525
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	197,225
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	502,250
Centrica PLC 5.375% 10/16/43 (f)		200,000	209,748
Channel Link Enterprises Finance PLC 3.643% 6/30/50 (h)	EUR	950,000	1,291,623
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	216,316
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	329,885
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	191,721
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	431,408
4.75% 2/4/20	EUR	450,000	723,328
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	708,480
Ford Credit Europe PLC:
1.625% 9/9/16 (Reg. S)	EUR	150,000	210,625
1.875% 5/12/16	EUR	300,000	423,300
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	680,999
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	212,966
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Lloyds Bank PLC 2.3% 11/27/18		$ 350,000	$ 352,409
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	514,592
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	454,433
Tesco PLC 5.875% 9/12/16	EUR	100,000	154,839
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	289,210
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	293,322
TOTAL UNITED KINGDOM			10,963,918
United States of America - 3.7%
AbbVie, Inc. 1.75% 11/6/17		400,000	402,396
Altria Group, Inc.:
2.85% 8/9/22		500,000	475,696
9.25% 8/6/19		134,000	177,681
AMB Property LP 3% 1/18/22	EUR	550,000	794,037
American Express Co. 1.55% 5/22/18		550,000	545,422
American International Group, Inc. 5% 4/26/23	GBP	200,000	370,626
AutoZone, Inc. 3.125% 7/15/23		400,000	382,103
Chevron Corp.:
2.427% 6/24/20		200,000	200,932
3.191% 6/24/23		300,000	299,705
Citigroup, Inc. 4.5% 1/14/22		150,000	160,312
Comcast Corp.:
3.6% 3/1/24		350,000	354,979
4.75% 3/1/44		350,000	364,281
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.8% 3/15/22		600,000	600,255
Discovery Communications LLC 3.25% 4/1/23		500,000	486,267
Dover Corp. 2.125% 12/1/20	EUR	350,000	494,167
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	273,249
Frontier Oil Corp. 6.875% 11/15/18		250,000	265,000
General Electric Capital Corp. 4.65% 10/17/21		250,000	276,594
General Electric Co.:
4.5% 3/11/44		650,000	668,418
5.25% 12/6/17		550,000	622,080
Gilead Sciences, Inc.:
3.7% 4/1/24		550,000	558,131
4.8% 4/1/44		550,000	578,493
Goldman Sachs Group, Inc. 2.625% 8/19/20	EUR	450,000	647,307
Kroger Co.:
2.3% 1/15/19		350,000	350,240
3.3% 1/15/21		600,000	606,825
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	339,345
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Mondelez International, Inc.:
1.125% 1/26/17	EUR	850,000	$ 1,183,288
2.375% 1/26/21	EUR	550,000	783,133
Morgan Stanley 2.375% 3/31/21 (Reg. S)	EUR	2,200,000	3,093,954
NBCUniversal, Inc. 4.375% 4/1/21		500,000	545,738
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	143,741
2.875% 5/30/24	EUR	150,000	216,432
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	128,959
PPL Energy Supply LLC 6.5% 5/1/18		160,000	179,664
Procter & Gamble Co. 2% 11/5/21	EUR	200,000	283,069
Prologis LP 3.375% 2/20/24	EUR	450,000	656,715
Qwest Corp. 6.75% 12/1/21		650,000	737,006
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,400
Roche Holdings, Inc. 6% 3/1/19 (f)		106,000	124,840
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	450,829
2.45% 1/15/17 (f)		400,000	412,745
3.75% 1/15/22 (f)		200,000	206,433
Simon Property Group LP 2.375% 10/2/20	EUR	500,000	718,682
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	303,051
The Coca-Cola Co. 3.3% 9/1/21		350,000	361,195
U.S. Bancorp 3% 3/15/22		500,000	498,144
Verizon Communications, Inc.:
5.15% 9/15/23		350,000	385,660
6.55% 9/15/43		650,000	800,725
Viacom, Inc. 4.25% 9/1/23		250,000	260,451
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	596,130
Walt Disney Co.:
0.45% 12/1/15		350,000	350,470
2.35% 12/1/22		150,000	141,177
Wells Fargo & Co. 3.676% 6/15/16		450,000	476,802
William Wrigley Jr. Co.:
2% 10/20/17 (f)		150,000	151,638
2.9% 10/21/19 (f)		150,000	152,367
TOTAL UNITED STATES OF AMERICA			25,837,979
TOTAL NONCONVERTIBLE BONDS (Cost $57,632,344)			61,235,533
Government Obligations - 26.1%
		Principal Amount (d)	Value
Canada - 0.7%
Canadian Government 1.5% 6/1/23	CAD	6,000,000	$ 5,120,569
Germany - 5.4%
German Federal Republic:
Inflation-Indexed Bond:
0.75% 4/15/18	EUR	6,875,000	10,624,119
1.5% 4/15/16	EUR	3,600,000	6,003,960
0% 6/13/14	EUR	5,050,000	7,004,716
0.25% 4/13/18	EUR	1,100,000	1,517,844
0.5% 10/13/17	EUR	750,000	1,048,348
1.5% 9/4/22	EUR	1,150,000	1,629,164
1.75% 10/9/15	EUR	200,000	283,802
2.5% 7/4/44	EUR	2,200,000	3,158,752
4.25% 7/4/17	EUR	250,000	390,695
4.75% 7/4/40	EUR	3,000,000	6,137,484
TOTAL GERMANY			37,798,884
Israel - 0.2%
Israeli State 2.875% 1/29/24 (Reg.S)	EUR	850,000	1,221,700
Italy - 2.3%
Buoni Poliennali del Tesoro:
4.5% 3/1/24	EUR	3,500,000	5,445,890
5.5% 11/1/22	EUR	5,250,000	8,737,246
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	1,350,000	1,937,932
TOTAL ITALY			16,121,068
Japan - 10.6%
Japan Government:
0.0403% 5/12/14	JPY	170,000,000	1,662,814
0.1% 2/15/16	JPY	1,680,000,000	16,436,722
0.9% 6/20/14	JPY	1,800,000,000	17,625,569
1.3% 3/20/20	JPY	100,000,000	1,037,634
1.3% 6/20/20	JPY	781,000,000	8,113,936
1.3% 3/20/21	JPY	802,750,000	8,359,483
1.7% 9/20/32	JPY	1,014,450,000	10,470,749
2% 9/20/40	JPY	981,000,000	10,281,390
TOTAL JAPAN			73,988,297
Government Obligations - continued
		Principal Amount (d)	Value
Netherlands - 0.8%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	2,550,000	$ 3,566,497
2.75% 1/15/15	EUR	1,250,000	1,765,316
TOTAL NETHERLANDS			5,331,813
Spain - 1.6%
Spanish Kingdom:
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	8,869,745
5.5% 4/30/21	EUR	1,400,000	2,340,557
TOTAL SPAIN			11,210,302
United Kingdom - 1.1%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	1,866,813
4% 3/7/22 (k)	GBP	1,700,000	3,201,338
5% 9/7/14	GBP	1,550,000	2,659,468
6% 12/7/28	GBP	50,000	113,581
TOTAL UNITED KINGDOM			7,841,200
United States of America - 3.4%
U.S. Treasury Bonds:
2.75% 8/15/42		650,000	566,515
2.75% 11/15/42		250,000	217,422
3% 5/15/42		100,000	91,969
3.125% 11/15/41		150,000	141,750
U.S. Treasury Notes:
0.125% 12/31/14		500,000	500,176
0.625% 9/30/17		1,100,000	1,082,898
0.875% 4/30/17		2,150,000	2,150,000
1% 3/31/17		350,000	351,531
1.375% 9/30/18		5,150,000	5,121,433
1.5% 2/28/19		1,200,000	1,192,126
1.75% 5/15/23		10,400,000	9,698,000
2.75% 11/15/23		2,250,000	2,273,731
TOTAL UNITED STATES OF AMERICA			23,387,551
TOTAL GOVERNMENT OBLIGATIONS (Cost $179,935,760)			182,021,384
Asset-Backed Securities - 0.1%
		Principal Amount (d)	Value
Bavarian Sky SA 0.488% 6/20/20 (h) (Cost $710,442)	EUR	549,007	$ 761,586
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Fosse Master Issuer PLC Series 2011-1 Class A3, 1.9278% 10/18/54 (h)	GBP	189,418	320,574
Granite Master Issuer PLC Series 2005-1 Class A5, 0.428% 12/20/54 (h)	EUR	126,251	173,824
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $462,140)			494,398
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.517% 8/18/17 (h)	EUR	140,845	194,967
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0528% 4/19/21 (h)	GBP	128,603	213,550
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $379,809)			408,517
Supranational Obligations - 0.1%

European Investment Bank 1.75% 3/15/17 (Cost $995,470)		1,000,000	1,023,530
Fixed-Income Funds - 1.5%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	1,019,071	10,384,331
Fidelity High Income Central Fund 1 (i)	52	5,425
TOTAL FIXED-INCOME FUNDS (Cost $10,335,458)		10,389,756
Preferred Securities - 0.3%
	Principal Amount (d)
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (h)(j)	$ 550,000	625,671
Preferred Securities - continued
	Principal Amount (d)	Value
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (h)	$ 800,000	$ 1,173,100
United States of America - 0.0%
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (h)	300,000	476,520
TOTAL PREFERRED SECURITIES (Cost $2,027,645)		2,275,291
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	48,228,389	48,228,389
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	7,195,090	7,195,090
TOTAL MONEY MARKET FUNDS (Cost $55,423,479)		55,423,479
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $645,513,744)		701,398,303
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(5,168,096)
NET ASSETS - 100%		$ 696,230,207
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,026,333 or 0.9% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security is perpetual in nature with no stated maturity date.
(k) A portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,544
Fidelity Emerging Markets Debt Central Fund	98,251
Fidelity High Income Central Fund 1	67,395
Fidelity Securities Lending Cash Central Fund	25,504
Total	$ 207,694
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 2,220,595	$ 8,157,895	$ -	$ 10,384,331	8.4%
Fidelity High Income Central Fund 1	-	4,062,008	4,088,706	5,425	0.0%
Total	$ 2,220,595	$ 12,219,903	$ 4,088,706	$ 10,389,756
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 50,336,872	$ 48,135,268	$ 2,201,604	$ -
Consumer Staples	27,224,073	15,980,944	11,243,129	-
Energy	47,751,283	42,084,928	5,666,355	-
Financials	75,583,117	66,066,150	9,516,967	-
Health Care	46,694,413	37,153,103	9,541,310	-
Industrials	57,636,522	56,570,483	1,066,039	-
Information Technology	45,705,977	45,705,977	-	-
Materials	20,978,659	15,538,971	5,439,688	-
Telecommunication Services	7,886,578	5,744,735	2,141,843	-
Utilities	7,567,335	7,567,335	-	-
Corporate Bonds	61,235,533	-	61,235,533	-
Government Obligations	182,021,384	-	182,021,384	-
Asset-Backed Securities	761,586	-	761,586	-
Collateralized Mortgage Obligations	494,398	-	494,398	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Commercial Mortgage Securities	$ 408,517	$ -	$ 408,517	$ -
Supranational Obligations	1,023,530	-	1,023,530	-
Fixed-Income Funds	10,389,756	10,389,756	-	-
Preferred Securities	2,275,291	-	2,275,291	-
Money Market Funds	55,423,479	55,423,479	-	-
Total Investments in Securities:	$ 701,398,303	$ 406,361,129	$ 295,037,174	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 4,298,376
Level 2 to Level 1	$ 32,873,161
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.4%
AAA,AA,A	21.8%
BBB	9.2%
BB	0.1%
B	0.2%
CCC,CC,C	0.2%
Not Rated	1.7%
Equities	55.6%
Short-Term Investments and Net Other Assets	7.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,797,203) - See accompanying schedule: Unaffiliated issuers (cost $579,754,807)	$ 635,585,068
Fidelity Central Funds (cost $65,758,937)	65,813,235
Total Investments (cost $645,513,744)		$ 701,398,303
Foreign currency held at value (cost $11,717)		11,718
Receivable for investments sold Regular delivery		15,613,283
Delayed delivery		848,618
Receivable for fund shares sold		844,584
Dividends receivable		886,660
Interest receivable		1,568,044
Distributions receivable from Fidelity Central Funds		15,657
Prepaid expenses		408
Other receivables		16,958
Total assets		721,204,233

Liabilities
Payable to custodian bank	$ 283,593
Payable for investments purchased Regular delivery	15,297,258
Delayed delivery	836,775
Payable for fund shares redeemed	672,514
Accrued management fee	403,825
Distribution and service plan fees payable	41,916
Other affiliated payables	134,660
Other payables and accrued expenses	108,395
Collateral on securities loaned, at value	7,195,090
Total liabilities		24,974,026

Net Assets		$ 696,230,207
Net Assets consist of:
Paid in capital		$ 606,959,471
Undistributed net investment income		2,274,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		31,100,613
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,895,638
Net Assets		$ 696,230,207

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,671,215 ÷ 1,876,642 shares)	$ 24.87

Maximum offering price per share (100/94.25 of $24.87)	$ 26.39
Class T: Net Asset Value and redemption price per share ($16,873,247 ÷ 681,228 shares)	$ 24.77

Maximum offering price per share (100/96.50 of $24.77)	$ 25.67
Class B: Net Asset Value and offering price per share ($2,216,653 ÷ 89,609 shares)A	$ 24.74

Class C: Net Asset Value and offering price per share ($28,071,640 ÷ 1,146,943 shares)A	$ 24.48

Global Balanced: Net Asset Value, offering price and redemption price per share ($596,657,286 ÷ 23,815,367 shares)	$ 25.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,740,166 ÷ 229,703 shares)	$ 24.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 3,844,965
Interest		2,207,968
Income from Fidelity Central Funds		207,694
Income before foreign taxes withheld		6,260,627
Less foreign taxes withheld		(212,663)
Total income		6,047,964

Expenses
Management fee	$ 2,306,088
Transfer agent fees	612,315
Distribution and service plan fees	234,800
Accounting and security lending fees	162,657
Custodian fees and expenses	94,430
Independent trustees' compensation	1,252
Registration fees	101,004
Audit	41,745
Legal	1,401
Miscellaneous	2,280
Total expenses before reductions	3,557,972
Expense reductions	(4,840)	3,553,132
Net investment income (loss)		2,494,832
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,025,892
Fidelity Central Funds	32,122
Foreign currency transactions	17,110
Capital gain distributions from Fidelity Central Funds	43,047
Total net realized gain (loss)		33,118,171
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,440,531)
Assets and liabilities in foreign currencies	9,213
Total change in net unrealized appreciation (depreciation)		(12,431,318)
Net gain (loss)		20,686,853
Net increase (decrease) in net assets resulting from operations		$ 23,181,685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,494,832	$ 4,288,113
Net realized gain (loss)	33,118,171	53,592,993
Change in net unrealized appreciation (depreciation)	(12,431,318)	17,977,544
Net increase (decrease) in net assets resulting from operations	23,181,685	75,858,650
Distributions to shareholders from net investment income	(3,503,738)	(6,429,111)
Distributions to shareholders from net realized gain	(49,182,400)	(6,490,956)
Total distributions	(52,686,138)	(12,920,067)
Share transactions - net increase (decrease)	105,191,471	30,275,272
Redemption fees	4,945	9,441
Total increase (decrease) in net assets	75,691,963	93,223,296

Net Assets
Beginning of period	620,538,244	527,314,948
End of period (including undistributed net investment income of $2,274,485 and undistributed net investment income of $3,283,391, respectively)	$ 696,230,207	$ 620,538,244

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.18	$ 23.45	$ 22.05	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.07	.13	.27	.22	.17	.12
Net realized and unrealized gain (loss)	.79	3.13	1.41	.22	2.43	4.39
Total from investment operations	.86	3.26	1.68	.44	2.60	4.51
Distributions from net investment income	(.10)	(.24)	(.19)	(.17)	(.23)	-
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(2.17)	(.53)	(.28)	(.27) K	(.31)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.87	$ 26.18	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Total Return B, C, D	3.61%	14.19%	7.74%	2.04%	13.40%	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A	1.31%	1.33%	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.29% A	1.31%	1.33%	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.29% A	1.29%	1.32%	1.35%	1.41%	1.46% A
Net investment income (loss)	.55% A	.55%	1.18%	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,671	$ 38,972	$ 26,714	$ 20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.04	$ 23.32	$ 21.96	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.03	.07	.21	.17	.13	.11
Net realized and unrealized gain (loss)	.79	3.12	1.41	.22	2.42	4.37
Total from investment operations	.82	3.19	1.62	.39	2.55	4.48
Distributions from net investment income	(.02)	(.18)	(.17)	(.13)	(.23)	-
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(2.09)	(.47)	(.26)	(.24)	(.30) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.77	$ 26.04	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Total Return B, C, D	3.45%	13.94%	7.46%	1.80%	13.17%	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56% A	1.57%	1.58%	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.56% A	1.57%	1.58%	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.56% A	1.55%	1.57%	1.58%	1.60%	1.68% A
Net investment income (loss)	.28% A	.28%	.94%	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,873	$ 14,650	$ 13,654	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.94	$ 23.22	$ 21.80	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	.09	.04	.02	.05
Net realized and unrealized gain (loss)	.78	3.11	1.41	.23	2.41	4.35
Total from investment operations	.75	3.05	1.50	.27	2.43	4.40
Distributions from net investment income	-	(.04)	-	(.04)	(.16)	-
Distributions from net realized gain	(1.95)	(.29)	(.08)	(.11)	(.08)	-
Total distributions	(1.95)	(.33)	(.08)	(.15)	(.23) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.74	$ 25.94	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Total Return B, C, D	3.19%	13.30%	6.92%	1.24%	12.58%	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.10%	2.12%	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.07% A	2.10%	2.12%	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.07% A	2.08%	2.11%	2.13%	2.16%	2.20% A
Net investment income (loss)	(.24)% A	(.24)%	.39%	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,217	$ 2,325	$ 2,426	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.76	$ 23.09	$ 21.73	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	.09	.05	.03	.05
Net realized and unrealized gain (loss)	.78	3.08	1.41	.22	2.40	4.36
Total from investment operations	.75	3.02	1.50	.27	2.43	4.41
Distributions from net investment income	-	(.06)	(.05)	(.08)	(.20)	-
Distributions from net realized gain	(2.03)	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(2.03)	(.35)	(.14)	(.19)	(.27) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.48	$ 25.76	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Total Return B, C, D	3.20%	13.27%	6.94%	1.24%	12.58%	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A	2.12%	2.13%	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.09% A	2.12%	2.13%	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.09% A	2.10%	2.12%	2.11%	2.10%	2.19% A
Net investment income (loss)	(.25)% A	(.26)%	.39%	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,072	$ 20,997	$ 13,797	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.38	$ 23.62	$ 22.18	$ 21.99	$ 19.62	$ 16.94
Income from Investment Operations
Net investment income (loss) D	.11	.21	.33	.29	.24	.28
Net realized and unrealized gain (loss)	.79	3.14	1.44	.22	2.43	2.95
Total from investment operations	.90	3.35	1.77	.51	2.67	3.23
Distributions from net investment income	(.16)	(.30)	(.24)	(.21)	(.23)	(.38)
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)	(.17)
Total distributions	(2.23)	(.59)	(.33)	(.32)	(.30) I	(.55)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 25.05	$ 26.38	$ 23.62	$ 22.18	$ 21.99	$ 19.62
Total Return B, C	3.75%	14.52%	8.11%	2.34%	13.76%	19.86%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A	1.02%	1.03%	1.05%	1.11%	1.24%
Expenses net of fee waivers, if any	1.00% A	1.02%	1.03%	1.05%	1.10%	1.23%
Expenses net of all reductions	1.00% A	1.00%	1.02%	1.04%	1.08%	1.21%
Net investment income (loss)	.84% A	.84%	1.48%	1.29%	1.16%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 596,657	$ 540,412	$ 468,758	$ 520,753	$ 542,319	$ 419,747
Portfolio turnover rate F	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.33	$ 23.58	$ 22.16	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.10	.20	.33	.28	.23	.21
Net realized and unrealized gain (loss)	.79	3.14	1.43	.21	2.44	4.35
Total from investment operations	.89	3.34	1.76	.49	2.67	4.56
Distributions from net investment income	(.17)	(.30)	(.25)	(.21)	(.25)	-
Distributions from net realized gain	(2.07)	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(2.23) K	(.59)	(.34)	(.32)	(.32) J	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.99	$ 26.33	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Total Return B, C	3.74%	14.50%	8.10%	2.25%	13.75%	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04% A	1.03%	1.04%	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.03% A	1.03%	1.04%	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.03% A	1.01%	1.03%	1.10%	1.12%	1.10% A
Net investment income (loss)	.80% A	.83%	1.48%	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,740	$ 3,183	$ 1,966	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	153% A	181%	157%	197%	178%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share. KTotal distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A , Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which

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3. Significant Accounting Policies - continued

Investment Valuation - continued

considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,800,259
Gross unrealized depreciation	9,189,936
Net unrealized appreciation (depreciation) on securities and other investments	$ 54,610,323

Tax cost	$ 646,787,980

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $476,362,911 and $448,707,188, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 52,914	$ 5,157
Class T	.25%	.25%	38,921	361
Class B	.75%	.25%	11,913	8,983
Class C	.75%	.25%	131,052	33,830
			$ 234,800	$ 48,331

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5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,938
Class T	4,998
Class B*	1,019
Class C*	2,900
$ 30,855

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 45,449.21
Class T	18,450.24
Class B	2,992.25
Class C	35,325.27
Global Balanced	505,546.18
Institutional Class	4,553.21
	$ 612,315

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,685 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $597 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total

Semiannual Report

7. Security Lending - continued

security lending income during the period amounted to $25,504. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $33.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,782.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 152,819	$ 270,108
Class T	11,268	106,614
Class B	-	3,936
Class C	-	36,163
Global Balanced	3,316,757	5,986,097
Institutional Class	22,894	26,193
Total	$ 3,503,738	$ 6,429,111
From net realized gain
Class A	$ 3,093,845	$ 326,381
Class T	1,163,373	170,817
Class B	180,282	29,264
Class C	1,920,811	171,922
Global Balanced	42,540,993	5,767,336
Institutional Class	283,096	25,236
Total	$ 49,182,400	$ 6,490,956

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	425,434	565,083	$ 10,621,339	$ 13,868,960
Reinvestment of distributions	126,868	24,168	3,032,156	560,464
Shares redeemed	(164,137)	(239,996)	(4,112,923)	(5,807,510)
Net increase (decrease)	388,165	349,255	$ 9,540,572	$ 8,621,914
Class T
Shares sold	144,449	156,543	$ 3,603,198	$ 3,830,990
Reinvestment of distributions	45,887	10,034	1,093,477	231,879
Shares redeemed	(71,762)	(189,350)	(1,802,682)	(4,594,877)
Net increase (decrease)	118,574	(22,773)	$ 2,893,993	$ (532,008)
Class B
Shares sold	7,404	17,632	$ 186,868	$ 435,293
Reinvestment of distributions	6,875	1,278	163,899	29,567
Shares redeemed	(14,307)	(33,759)	(351,840)	(816,718)
Net increase (decrease)	(28)	(14,849)	$ (1,073)	$ (351,858)
Class C
Shares sold	460,173	360,308	$ 11,418,637	$ 8,706,313
Reinvestment of distributions	75,134	7,987	1,772,408	183,549
Shares redeemed	(203,460)	(150,800)	(4,970,314)	(3,607,930)
Net increase (decrease)	331,847	217,495	$ 8,220,731	$ 5,281,932
Global Balanced
Shares sold	3,627,627	4,785,470	$ 91,314,882	$ 117,973,727
Reinvestment of distributions	1,818,963	477,782	43,746,063	11,137,090
Shares redeemed	(2,113,705)	(4,627,249)	(53,260,831)	(112,781,328)
Net increase (decrease)	3,332,885	636,003	$ 81,800,114	$ 16,329,489

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Institutional Class
Shares sold	110,715	58,246	$ 2,795,942	$ 1,432,050
Reinvestment of distributions	11,057	1,992	265,261	46,340
Shares redeemed	(12,939)	(22,761)	(324,069)	(552,587)
Net increase (decrease)	108,833	37,477	$ 2,737,134	$ 925,803

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GBL-USAN-0614
1.848652.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 25, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 25, 2014